TCW GALILEO FUNDS

APRIL 30, 2002

SEMI-ANNUAL REPORT
U.S. FIXED INCOME



MONEY MARKET

CORE FIXED INCOME

FLEXIBLE INCOME

HIGH YIELD BOND

MORTGAGE-BACKED SECURITIES

TOTAL RETURN
MORTGAGE-BACKED
SECURITIES



[LOGO]
TCW(TM)
GALILEO FUNDS INC.
----------------------------
THE POWER OF INDEPENDENT THINKING(TM)
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TCW GALILEO FUNDS, INC.
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U.S. FIXED INCOME
TABLE OF CONTENTS                                                 APRIL 30, 2002

Letter To Shareholders............................    1

Performance Summary...............................    2

Schedules of Investments:

  TCW Galileo Money Market Fund...................    3

  TCW Galileo Core Fixed Income Fund..............    5

  TCW Galileo Flexible Income Fund................   15

  TCW Galileo High Yield Bond Fund................   21

  TCW Galileo Mortgage-Backed Securities Fund.....   30

  TCW Galileo Total Return Mortgage-Backed
    Securities Fund...............................   31

Statements of Assets and Liabilities..............   34

Statements of Operations..........................   35

Statements of Changes in Net Assets...............   36

Notes to Financial Statements.....................   39

Financial Highlights..............................   48

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                                                                          [ICON]
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TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2002 semi-annual reports for the TCW Galileo Funds. The following page lists each Fund's investment performance for a 1-year, 5-year, 10-year and since inception period through April 30, 2002.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at WWW.TCW.COM if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the board
June 4, 2002

1
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U.S. FIXED INCOME
PERFORMANCE SUMMARY (UNAUDITED)

                                                           TOTAL RETURN
                                                 ANNUALIZED AS OF APRIL 30, 2002
                                          ----------------------------------------------
                                                                                SINCE        INCEPTION
                                  NAV      1-YEAR     5-YEAR     10-YEAR      INCEPTION         DATE
                                --------  --------  ----------  ----------    ----------    ------------
TCW Galileo Money Market
  Fund -- I Class                $1.00      2.72%     4.87%      4.62%          5.43%       07/14/88
TCW Galileo Core Fixed Income
  Fund -- I Class                $9.42      6.36%     6.32%      6.19% (1)      6.78% (1)   01/01/90(2)
TCW Galileo Core Fixed Income
  Fund -- N Class                $9.49      6.31%      N/A        N/A           4.74%       03/01/99
TCW Galileo Flexible Income
  Fund -- N Class                $8.30     (6.19)%     N/A        N/A          (6.44)%      12/01/00
TCW Galileo High Yield Bond
  Fund -- I Class                $7.14      5.54%     3.59%      7.04% (1)      8.15% (1)   02/01/89(2)
TCW Galileo High Yield Bond
  Fund -- N Class                $7.20      5.33%      N/A        N/A           1.21%       03/01/99
TCW Galileo Mortgage-Backed
  Securities Fund -- I Class     $9.69      4.52%     5.78%      5.79% (1)      6.52% (1)   02/01/90(2)
TCW Galileo Total Return
  Mortgage-Backed Securities
  Fund -- I Class                $9.73     10.89%     8.71%       N/A           7.43%       06/17/93
TCW Galileo Total Return
  Mortgage-Backed Securities
  Fund -- N Class                $9.99     10.60%      N/A        N/A           7.68%       03/01/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIPS WERE NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WERE NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF PREDECESSOR LIMITED PARTNERSHIP.

2
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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   ------------

             AGENCY SECURITIES (4.7% OF NET ASSETS)
$10,000,000  Federal Home Loan Mortgage Corp.,
               1.743%, due 08/20/02                    $  9,999,142
 10,000,000  Federal Home Loan Mortgage Corp.,
               2.845%, due 04/03/03                      10,000,000
  9,500,000  Federal National Mortgage Association,
               1.73%, due 05/21/02                        9,490,413
                                                       ------------
             TOTAL AGENCY SECURITIES (COST:
               $29,489,555)                              29,489,555
                                                       ------------
             COMMERCIAL PAPER (76.6%)
 10,000,000  American Express Credit Corp., 1.74%,
               due 05/03/02                               9,999,033
 10,000,000  American Express Credit Corp., 1.77%,
               due 05/02/02                               9,999,508
 10,000,000  American Express Credit Corp., 1.78%,
               due 05/03/02                               9,999,011
 12,000,000  Bear Stearns Co., Inc., 1.75%, due
               05/02/02                                  11,999,417
 20,000,000  BMW US Capital Corp., 1.75%, due
               05/21/02                                  19,980,556
 20,000,000  BNP Paribas Finance, Inc., 1.73%, due
               05/08/02                                  19,993,272
  6,200,000  BNP Paribas Finance, Inc., 1.8%, due
               05/16/02                                   6,195,350
 12,825,000  Coca-Cola Enterprises, Inc., 1.7%, due
               05/21/02                                  12,812,888
  8,650,000  Coca-Cola Enterprises, Inc., 1.74%, due
               07/08/02                                   8,621,570
 20,000,000  Deutsche Bank, 1.77%, due 05/01/02          20,000,000
 20,000,000  Dresdner US Finance, Inc., 1.73%, due
               05/09/02                                  19,992,311
 20,000,000  DuPont (E.I.) de Nemours & Co., 1.72%,
               due 05/17/02                              19,984,711
 20,000,000  Goldman Sachs Group, Inc., 1.73%, due
               05/21/02                                  19,980,778
 20,000,000  Household Finance Corp., 1.75%, due
               05/03/02                                  19,998,056
  4,500,000  IBM Credit Corp., 1.73%, due 05/08/02        4,498,486
 10,000,000  J.P. Morgan Chase & Co., 1.77%, due
               06/25/02                                   9,972,958
 12,000,000  J.P. Morgan Chase & Co., 1.82%, due
               05/21/02                                  11,987,867
 14,900,000  Merck & Co., Inc., 1.78%, due 05/20/02      14,886,002
 12,400,000  Metlife Funding Corp., 1.8%, due
               05/20/02                                  12,388,220
 10,000,000  Paccar Financial Corp., 1.73%, due
               05/22/02                                   9,989,908
  5,000,000  Paccar Financial Corp., 1.74%, due
               05/30/02                                   4,992,992
  4,700,000  Paccar Financial Corp., 1.8%, due
               05/20/02                                   4,695,535
 10,000,000  Pacific Life Insurance Co., 1.75%, due
               05/29/02                                   9,986,389
 10,000,000  Pacific Life Insurance Co., 1.77%, due
               05/06/02                                   9,997,542
  6,000,000  Pacific Life Insurance Co., 1.8%, due
               05/06/02                                   5,998,500
 10,000,000  Pitney Bowes, Inc., 1.7%, due 05/02/02       9,999,528
 10,477,000  Pitney Bowes, Inc., 1.72%, due 05/06/02     10,474,497
 20,000,000  Prudential Funding Corp., 1.75%, due
               05/07/02                                  19,994,167
 15,000,000  Toyota Motor Credit Corp., 1.74%, due
               05/06/02                                  14,996,375
 25,000,000  UBS America, Inc., 1.9%, due 05/01/02       25,000,000
 25,130,000  United Parcel Service, Inc., 1.82%, due
               05/01/02                                  25,130,000
 15,000,000  USAA Capital Corp., 1.75%, due 05/01/02     15,000,000
 10,000,000  USAA Capital Corp., 1.8%, due 05/03/02       9,999,000
  8,460,000  Verizon Network Funding, Inc., 1.73%,
               due 05/02/02                               8,459,593
 12,008,000  Verizon Network Funding, Inc., 1.73%,
               due 05/07/02                              12,004,538

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            ------------
             COMMERCIAL PAPER (CONTINUED)
$ 5,000,000  Verizon Network Funding, Inc., 1.74%,
               due 05/07/02                            $  4,998,550
 15,000,000  Wells Fargo & Co., 1.75%, due 05/06/02      14,996,354
                                                       ------------
             TOTAL COMMERCIAL PAPER (COST:
               $480,003,462)                            480,003,462
                                                       ------------
             CORPORATE FIXED INCOME SECURITIES
               (18.6%)
  5,000,000  Associates Corp. of North America,
               5.875%, due 07/15/02                       5,020,357
  5,000,000  Citigroup, Inc., 6.38%, due 11/12/02         5,106,932
  6,460,000  General Electric Capital Corp., 6.52%,
               due 10/08/02                               6,560,411
  6,000,000  General Electric Capital Corp., 7%, due
               02/03/03                                   6,203,004
  8,000,000  Heller Financial, Inc., 6.4%, due
               01/15/03                                   8,216,359
  2,000,000  International Lease Finance Corp.,
               5.75%, due 01/15/03                        2,044,402
  3,000,000  International Lease Finance Corp.,
               6.75%, due 11/01/02                        3,062,839
 10,000,000  International Lease Finance Corp., 6.8%,
               due 11/15/02                              10,232,033
  5,200,000  International Lease Finance Corp., 7.3%,
               due 04/28/03                               5,400,885
 10,000,000  Merrill Lynch & Co., Inc., 5.61%, due
               01/29/03                                  10,228,397
  5,686,000  Merrill Lynch & Co., Inc., 6%, due
               02/12/03                                   5,841,967
  2,000,000  Morgan Stanley Dean Witter & Co.,
               6.375%, due 08/01/02                       2,012,198
 10,000,000  Morgan Stanley Dean Witter & Co.,
               6.875%, due 03/01/03                      10,359,868
 12,553,000  Morgan Stanley Dean Witter & Co.,
               7.125%, due 01/15/03                      12,953,608
 10,000,000  Salomon Smith Barney, Inc., 6.25%, due
               05/15/03                                  10,359,562
  4,500,000  Toyota Motor Credit Corp., 6.83%, due
               09/13/02                                   4,568,439
  8,602,000  Wells Fargo & Co., 6.5%, due 09/03/02        8,681,594
                                                       ------------
             TOTAL CORPORATE FIXED INCOME SECURITIES
               (COST: $116,852,855)                     116,852,855
                                                       ------------
             TOTAL FIXED INCOME SECURITIES (COST:
               $626,345,872) (99.9%)                    626,345,872
                                                       ------------

             SHORT-TERM INVESTMENTS (COST: $97,756) (0.0%)
             ---------------------------------------------
     97,756  Investors Bank & Trust Depository Reserve,
               0.82%, due 05/01/02                                97,756
                                                            ------------
             TOTAL INVESTMENTS (COST: $626,443,628)
               (99.9%)                                       626,443,628
             EXCESS OF OTHER ASSETS OVER LIABILITIES
               (0.1%)                                            747,948
                                                            ------------
             NET ASSETS (100.0%)                            $627,191,576
                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                      VALUE
------------  -----------------------                   -----------

              CORPORATE BONDS

              AEROSPACE/DEFENSE (0.5% OF NET ASSETS)
$     50,000  BE Aerospace, Inc., 8%, due 03/01/08      $    46,500
     150,000  Lockheed Martin Corp., 8.2%, due
                12/01/09                                    168,498
      55,000  Sequa Corp., 8.875%, due 04/01/08              55,275
                                                        -----------
              TOTAL AEROSPACE/DEFENSE                       270,273
                                                        -----------
              AUTOMOTIVE (1.8%)
      25,000  ArvinMeritor, Inc., 8.75%, due 03/01/12        26,518
      25,000  Collins & Aikman Floor Cover, (144A),
                9.75%, due 02/15/10                          26,187*
     150,000  Daimler-Chrysler NA, 6.4%, due 05/15/06       153,412
      50,000  Dana Corp., 9%, due 08/15/11                   51,125
     100,000  Dana Corp., (144A), 10.125%, due
                03/15/10                                    107,000*
     125,000  Ford Motor Co., 7.45%, due 07/16/31           117,829
     150,000  Ford Motor Credit Corp., 6.5%, due
                01/25/07                                    149,026
     150,000  General Motors Acceptance Corp., 7.5%,
                due 07/15/05                                158,050
      50,000  General Motors Corp., 6.75%, due
                05/01/28                                     45,279
      35,000  Hayes Lemmerz International, Inc.,
                8.25%, due 12/15/08                           2,844
      10,000  Hayes Wheels, Inc., Sr. Sub. Notes, 11%,
                due 07/15/06                                    812
      50,000  Navistar International Corp., 8%, due
                02/01/08                                     49,500
                                                        -----------
              TOTAL AUTOMOTIVE                              887,582
                                                        -----------
              BANKING & FINANCIAL SERVICES (5.2%)
     200,000  Associates Corp. of North America,
                5.75%, due 11/01/03                         206,782
     200,000  Bank of America Corp., 6.625%, due
                06/15/04                                    210,646
     100,000  Bank One Corp., 6.5%, due 02/01/06            104,261
     200,000  Boeing Capital Corp., 7.1%, due 09/27/05      212,656
     200,000  Countrywide Home Loans, Inc., 5.25%, due
                06/15/04                                    203,818
     100,000  Credit Suisse First Boston USA, Inc.,
                5.75%, due 04/15/07                         100,126
     100,000  FelCor Lodging Trust, Inc., (144A),
                9.5%, due 09/15/08                          105,750*
      25,000  Finova Group, Inc., 7.5%, due 11/15/09          8,750
     200,000  First Union National Bank, 7.8%, due
                08/18/10                                    219,674
      50,000  Forest City Enterprises, Inc., 8.5%, due
                03/15/08                                     51,000
     150,000  Goldman Sachs Group, Inc., 6.65%, due
                05/15/09                                    149,836
     150,000  Host Marriott Corp., (144A), 9.5%, due
                01/15/07                                    158,437*
     150,000  Household Finance Corp., 8%, due
                05/09/05                                    160,662
     150,000  Lehman Brothers Holdings, Inc., 6.25%,
                due 05/15/06                                153,913
      10,000  Majestic Investor Holdings, LLC, (144A),
                11.653%, due 11/30/07                         9,550*
      40,000  Meditrust Corp., 7%, due 08/15/07              38,000
      50,000  Meristar Hospitality Corp., (144A),
                10.5%, due 06/15/09                          53,375*
     200,000  Morgan Stanley Dean Witter & Co., 6.75%,
                due 04/15/11                                202,410
      10,000  RFS Partnership L.P., (144A), 9.75%, due
                03/01/12                                     10,350*
     200,000  Wells Fargo & Co., 6.45%, due 02/01/11        203,190
       5,000  Western Financial Bank, 9.625%, due
                05/15/12                                      5,050
                                                        -----------
              TOTAL BANKING & FINANCIAL SERVICES          2,568,236
                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              BEVERAGES, FOOD & TOBACCO (0.9%)
$    100,000  Anheuser Busch Co., Inc., 5.75%, due
                04/01/10                                $   100,000
     100,000  Coca-Cola Enterprises, Inc., 6.95%, due
                11/15/26                                    101,931
     100,000  ConAgra Foods, Inc., 6.75%, due 09/15/11      102,442
      50,000  Dean Foods Co., 8.15%, due 08/01/07            50,500+
     100,000  Kellogg Co., 7.45%, due 04/01/31              107,367
                                                        -----------
              TOTAL BEVERAGES, FOOD & TOBACCO               462,240
                                                        -----------
              CHEMICALS (1.0%)
     100,000  Dow Chemical Co., 6.125%, due 02/01/11         97,718
      25,000  Foamex International, Inc., (144A),
                10.75%, due 04/01/09                         26,375*
     100,000  Hercules, Inc., 11.125%, due 11/15/07         110,500
      15,000  Huntsman International LLC, (144A),
                9.875%, due 03/01/09                         15,150*
      45,000  ISP Chemco, 10.25%, due 07/01/11               47,362
      25,000  ISP Holdings, Inc., (144A), 10.625%, due
                12/15/09                                     25,625*
     100,000  Lyondell Chemical Companies, Inc.,
                (144A), 9.5%, due 12/15/08                   98,000*
      50,000  Scotts Co., (144A), 8.625%, due 01/15/09       51,750*
                                                        -----------
              TOTAL CHEMICALS                               472,480
                                                        -----------
              COMMERCIAL SERVICES (1.8%)
     100,000  Allied Waste Industries, Inc., 8.875%,
                due 04/01/08                                103,000
      25,000  Allied Waste North America, 8.5%, due
                12/01/08                                     25,250
     200,000  National Rural Utilities Corp., 6%, due
                05/15/06                                    201,708+
      75,000  Omnicare, Inc., 8.125%, due 03/15/11           79,500
      50,000  Rent-A-Center, Inc., (144A), 11%, due
                08/15/08                                     53,250*
      50,000  Service Corp. International, 6.875%, due
                10/01/07                                     44,250
      25,000  Service Corp. International, 7.7%, due
                04/15/09                                     23,000+
     150,000  Stericycle, Inc., 12.375%, due 11/15/09       172,500+
      50,000  Stewart Enterprises, Inc., 10.75%, due
                07/01/08                                     55,000
      25,000  United Rentals, Inc., 10.75%, due
                04/15/08                                     27,500
      50,000  Vicar Operating, Inc., (144A), 9.875%,
                due 12/01/09                                 53,500*
      25,000  Xerox Corp., 6.25%, due 11/15/26               23,375
      25,000  Xerox Corp., 7.15%, due 08/01/04               23,437+
                                                        -----------
              TOTAL COMMERCIAL SERVICES                     885,270
                                                        -----------
              COMMUNICATIONS (0.3%)
      25,000  Avaya, Inc., 11.125%, due 04/01/09             23,625
     100,000  PanAmSat Corp., (144A), 8.5%, due
                02/01/12                                    100,181* +
                                                        -----------
              TOTAL COMMUNICATIONS                          123,806
                                                        -----------
              COMPUTER SERVICES (0.6%)
      56,000  Anteon Corp., 12%, due 05/15/09                62,160
     100,000  IBM Corp., 6.5%, due 01/15/28                  96,402
      25,000  infoUSA, Inc., 9.5%, due 06/15/08              25,250
     100,000  Solectron Corp., 9.625%, due 02/15/09         102,000+
                                                        -----------
              TOTAL COMPUTER SERVICES                       285,812
                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                  APRIL 30, 2002

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              CONSTRUCTION (0.4%)
$    100,000  Atrium Companies, Inc., 10.5%, due
                05/01/09                                $   101,000
      50,000  Hovnanian Enterprises, Inc., 10.5%, due
                10/01/07                                     54,500
      25,000  Hovnanian Enterprises, Inc., (144A),
                8.875%, due 04/01/12                         24,500* +
      25,000  Standard Pacific Corp., 9.5%, due
                09/15/10                                     26,125
                                                        -----------
              TOTAL CONSTRUCTION                            206,125
                                                        -----------
              CONTAINERS & PACKAGING (0.6%)
      50,000  BWAY Corp., 10.25%, due 04/15/07               51,625
      75,000  Consolidated Container Companies, LLC,
                10.125%, due 07/15/09                        58,500
      25,000  Huntsman Packaging Corp., 13%, due
                06/01/10                                     26,500
      25,000  Owens-Illinois, Inc., 7.15%, due
                05/15/05                                     24,000
      25,000  Plastipak Holdings, Inc., 10.75%, due
                09/01/11                                     27,375
     150,000  U.S. Can Corp., 12.375%, due 10/01/10         123,750
                                                        -----------
              TOTAL CONTAINERS & PACKAGING                  311,750
                                                        -----------
              ELECTRONICS (0.3%)
      25,000  Amkor Technologies, Inc., 9.25%, due
                05/01/06                                     25,375
      75,000  Fairchild Semiconductor Corp., 10.5%,
                due 02/01/09                                 82,875
      10,000  Stoneridge, Inc., (144A), 11.5%, due
                05/01/12                                     10,350*
      50,000  USI American Holdings, Inc., 7.25%, due
                12/01/06                                     42,750
                                                        -----------
              TOTAL ELECTRONICS                             161,350
                                                        -----------
              ENERGY & OIL SERVICES (1.4%)
     125,000  Amerada Hess Corp., 5.9%, due 08/15/06        126,214
     100,000  Anadarko Petroleum Corp., 7.2%, due
                03/15/29                                    100,617
     100,000  Chesapeake Energy Corp., 8.125%, due
                04/01/11                                    100,500
     175,000  Coastal Corp., 6.95%, due 06/01/28            155,906
      20,000  Magnum Hunter Resources, Inc., 10%, due
                06/01/07                                     21,000
      25,000  Magnum Hunter Resources, Inc., (144A),
                9.6%, due 03/15/12                           26,250*
     125,000  Pride International, Inc., 10%, due
                06/01/09                                    135,000
                                                        -----------
              TOTAL ENERGY & OIL SERVICES                   665,487
                                                        -----------
              ENTERTAINMENT & LEISURE (1.4%)
      50,000  Extended Stay America, Inc., 9.875%, due
                06/15/11                                     52,250
      70,000  Hard Rock Hotel, Inc., 9.25%, due
                04/01/05                                     69,300
      55,000  Isle of Capri Casinos, Inc., 8.75%, due
                04/15/09                                     56,375
      25,000  Isle of Capri Casinos, Inc., (144A), 9%,
                due 03/15/12                                 25,625*
     150,000  Park Place Entertainment, Inc., 9.375%,
                due 02/15/07                                159,750
      50,000  Regal Cinemas, Inc., (144A), 9.375%, due
                02/01/12                                     52,000* +
     100,000  Six Flags, Inc., 9.5%, due 02/01/09           104,500
      75,000  Travel Centers of America, Inc., 12.75%,
                due 05/01/09                                 82,500
     125,000  Trump Atlantic City Associates, 11.25%,
                due 05/01/06                                100,625
                                                        -----------
              TOTAL ENTERTAINMENT & LEISURE                 702,925
                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              FOODS, HOTELS & RESTAURANTS (1.2%)
$    100,000  Albertson's, Inc., 7.5%, due 02/15/11     $   106,605
      15,000  American Restaurant Group, 11.5%, due
                11/01/06                                     13,500
     100,000  DiGiorgio Corp., 10%, due 06/15/07            101,500
      75,000  Fleming Companies, Inc., 10.125%, due
                04/01/08                                     78,750+
      25,000  Fleming Companies, Inc., (144A), 9.875%,
                due 05/01/12                                 24,875*
      75,000  Great Atlantic & Pacific Tea Company,
                Inc., 9.125%, due 12/15/11                   78,375
      50,000  Mandalay Resort Group, 10.25%, due
                08/01/07                                     55,125+
      25,000  Mandalay Resort Group, (144A), 9.375%,
                due 02/15/10                                 27,187*
      50,000  New World Pasta Company, Inc., 9.25%,
                due 02/15/09                                 48,500
      50,000  SC International Services, Inc., 9.25%,
                due 09/01/07                                 46,000
                                                        -----------
              TOTAL FOODS, HOTELS & RESTAURANTS             580,417
                                                        -----------
              HEALTHCARE (1.1%)
      90,000  Alliance Imaging, Inc., 10.375%, due
                04/15/11                                     96,300
      75,000  Bio-Rad Laboratories, Inc., 11.625%, due
                02/15/07                                     83,625
      50,000  Concentra Operating Corp., 13%, due
                08/15/09                                     56,500
      70,000  Hudson Respiratory Care, Inc., 9.125%,
                due 04/15/08                                 31,150
      25,000  Insight Health Services Corp., (144A),
                9.875%, due 11/01/11                         25,750*
      50,000  Magellan Health Services, Inc., (144A),
                9.375%, due 11/15/07                         50,000*
      25,000  Rotech Healthcare, Inc., (144A), 9.5%,
                due 04/01/12                                 26,250*
     100,000  Tenet Healthcare Corp., 6.5%, due
                06/01/12                                     99,451
      48,000  Unilab Finance Corp., 12.75%, due
                10/01/09                                     57,600
                                                        -----------
              TOTAL HEALTHCARE                              526,626
                                                        -----------
              HOME CONSTRUCTION, FURNISHINGS &
                APPLIANCES (0.4%)
      75,000  D.R. Horton, Inc., 10%, due 04/15/06           76,500
     100,000  General Electric Capital Corp., 5.875%,
                due 02/15/12                                 98,141+
                                                        -----------
              TOTAL HOME CONSTRUCTION, FURNISHINGS &
                APPLIANCES                                  174,641
                                                        -----------
              HOUSEHOLD PRODUCTS (0.3%)
      25,000  Home Interiors & Gifts, Inc., 10.125%,
                due 06/01/08                                 23,500
       5,000  Johnsondiversey, Inc., (144A), 9.625%,
                due 05/15/12                                  5,200*
     100,000  Procter & Gamble Co., 6.875%, due
                09/15/09                                    108,247
                                                        -----------
              TOTAL HOUSEHOLD PRODUCTS                      136,947
                                                        -----------
              INDUSTRIAL--DIVERSIFIED (0.3%)
     200,000  Tyco International, Ltd., 5.8%, due
                08/01/06                                    169,000
                                                        -----------
              INSURANCE (0.4%)
       5,000  Conseco, Inc., 6.4%, due 02/10/03               4,250
      10,000  Conseco, Inc., 9%, due 04/15/08                 5,500+
     100,000  Metlife, Inc., 6.125%, due 12/01/11            99,323
     100,000  Progressive Corp., 6.375%, due 01/15/12       100,382
                                                        -----------
              TOTAL INSURANCE                               209,455
                                                        -----------

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                                                                  APRIL 30, 2002

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              MACHINERY (0.4%)
$     90,000  AGCO Corp., 9.5%, due 05/01/08            $    97,200
     100,000  Caterpillar, Inc., 7.3%, due 05/01/31         107,940
                                                        -----------
              TOTAL MACHINERY                               205,140
                                                        -----------
              MEDIA--BROADCASTING & PUBLISHING (4.0%)
     175,000  Adelphia Communications Corp., 9.375%,
                due 11/15/09                                142,625
      25,000  Adelphia Communications Corp., 10.25%,
                due 06/15/11                                 21,000
      25,000  American Achievement Corp., (144A),
                11.625%, due 01/01/07                        26,500*
      75,000  American Media Operations, Inc., 10.25%,
                due 05/01/09                                 78,375
      50,000  Century Communications Corp., 8.375%,
                due 12/15/07                                 40,750
      25,000  Charter Communications Holdings, LLC,
                0%, due 04/01/11                             17,500
      25,000  Charter Communications Holdings, LLC,
                10%, due 05/15/11                            23,250
     100,000  Charter Communications, Inc., 8.625%,
                due 04/01/09                                 90,000
     250,000  Comcast Cable Communications Corp.,
                6.75%, due 01/30/11                         237,345
      50,000  CSC Holdings, Inc., 7.625%, due 04/01/11       47,006
      50,000  CSC Holdings, Inc., 8.125%, due 07/15/09       48,607+
      25,000  Entravision Communications Corp.,
                (144A), 8.125%, due 03/15/09                 25,500*
      50,000  Mediacom Broadband, LLC, 11%, due
                07/15/13                                     53,250
      60,000  Primedia, Inc., 8.875%, due 05/15/11           53,400
     100,000  Quebecor Media, Inc., 11.125%, due
                07/15/11                                    108,000+
      75,000  Radio One, Inc., 8.875%, due 07/01/11          78,750
     125,000  Sinclair Broadcast Group, Inc., (144A),
                8%, due 03/15/12                            126,250* +
     100,000  Sinclair Broadcast Group, Inc., (144A),
                8.75%, due 12/15/11                         104,750*
      75,000  Spanish Broadcasting System, Inc.,
                9.625%, due 11/01/09                         79,500
      25,000  STC Broadcasting, Inc., 11%, due
                03/15/07                                     26,375
     350,000  Time Warner Entertainment, Inc., 7.25%,
                due 09/01/08                                349,692
      25,000  Von Hoffman Corp., (144A), 10.25%, due
                03/15/09                                     26,125*
      75,000  WRC Media Corp., 12.75%, due 11/15/09          77,813
      75,000  Young Broadcasting, Inc., 10%, due
                03/01/11                                     78,750
      25,000  Young Broadcasting, Inc., (144A), 8.5%,
                due 12/15/08                                 26,000*
                                                        -----------
              TOTAL MEDIA--BROADCASTING & PUBLISHING      1,987,113
                                                        -----------
              MEDICAL SUPPLIES (0.1%)
      35,000  Hanger Orthopedic Group, Inc., (144A),
                10.375%, due 02/15/09                        37,188* +
                                                        -----------
              METALS (0.8%)
     100,000  Alcoa, Inc., 7.375%, due 08/01/10             108,563
     175,000  International Wire Group, Inc., 11.75%,
                due 06/01/05                                161,000
      50,000  Neenah Corp., 11.125%, due 05/01/07            28,000
      25,000  Steel Dynamics, Inc., (144A), 9.5%, due
                03/15/09                                     26,313*
      30,000  U.S. Steel Group, (144A), 10.75%, due
                08/01/08                                     30,750*
      40,000  Wheeling Pittsburgh Corp., 9.25%, due
                11/15/07                                        800** #

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
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              METALS (CONTINUED)
$     25,000  Wolverine Tube, Inc., (144A), 7.375%,
                due 08/01/08                            $    22,689*
      25,000  Wolverine Tube, Inc., (144A), 10.5%, due
                04/01/09                                     25,125*
                                                        -----------
              TOTAL METALS                                  403,240
                                                        -----------
              PAPER & FOREST PRODUCTS (1.1%)
      25,000  Caraustar Industries, Inc., 9.875%, due
                04/01/11                                     26,625
      25,000  Fort James Corp., 6.7%, due 11/15/03           24,992
      25,000  Georgia-Pacific Corp., 7.5%, due
                05/15/06                                     24,863
      50,000  Georgia-Pacific Corp., 8.125%, due
                05/15/11                                     49,922
     150,000  International Paper Co., 6.75%, due
                09/01/11                                    152,585
     125,000  Stone Container Corp., 9.25%, due
                02/01/08                                    133,125
     125,000  Tembec Industries, Inc., (144A), 7.75%,
                due 03/15/12                                124,778*
                                                        -----------
              TOTAL PAPER & FOREST PRODUCTS                 536,890
                                                        -----------
              PHARMACEUTICALS (0.2%)
     100,000  Merck & Co., Inc., 6.4%, due 03/01/28          99,901
                                                        -----------
              POLLUTION CONTROL (0.2%)
      75,000  Allied Waste North America, Inc.,
                7.875%, due 01/01/09                         73,500
      50,000  Safety-Kleen Corp., 9.25%, due 05/15/09           250** #
      50,000  Safety-Kleen Services, Inc., 9.25%, due
                06/01/08                                        250#
                                                        -----------
              TOTAL POLLUTION CONTROL                        74,000
                                                        -----------
              RETAIL (1.0%)
     100,000  Federated Department Stores, Inc., 6.9%,
                due 04/01/29                                 95,794
      25,000  Interface, Inc., (144A), 10.375%, due
                02/01/10                                     27,000*
      30,000  Levi Strauss & Co., Inc., 11.625%, due
                01/15/08                                     31,800
      25,000  Saks, Inc., 8.25%, due 11/15/08                24,875+
     175,000  Sears Roebuck & Co., 6.7%, due 04/15/12       176,120
     150,000  Wal-Mart Stores, Inc., 6.55%, due
                08/10/04                                    158,961
                                                        -----------
              TOTAL RETAIL                                  514,550
                                                        -----------
              TELECOMMUNICATIONS (0.8%)
      75,000  Alliance Atlantis Communications Corp.,
                13%, due 12/15/09                            84,000
     120,000  Crown Castle International Corp.,
                10.75%, due 08/01/11                        111,000+
      50,000  Echostar Communications Corp., 10.375%,
                due 10/01/07                                 53,000+
      55,000  Insight Midwest, LP, 10.5%, due 11/01/10       58,300
      90,000  Rural Cellular Corp., (144A), 9.75%, due
                01/15/10                                     73,800* +
      20,000  SBA Communications Corp., 10.25%, due
                02/01/09                                     14,400+
                                                        -----------
              TOTAL TELECOMMUNICATIONS                      394,500
                                                        -----------
              TELEPHONE COMMUNICATIONS, EXC. RADIO
                (0.7%)
      75,000  Qwest Capital Funding, Inc., 6.875%, due
                07/15/28                                     51,000
     250,000  Sprint Capital Corp., 7.125%, due
                01/30/06                                    243,870+
     125,000  WorldCom, Inc., 8.25%, due 05/15/31            52,500
                                                        -----------
              TOTAL TELEPHONE COMMUNICATIONS, EXC.
                RADIO                                       347,370
                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                  APRIL 30, 2002

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              TRANSPORTATION (0.8%)
$    100,000  American Airlines, Inc., 7.024%, due
                10/15/09                                $   102,780
     100,000  Canadian National Railway Co., 6.375%,
                due 10/15/11                                100,108
      75,000  Hornbeck-Leevac Marine Services, Inc.,
                10.625%, due 08/01/08                        78,000
     100,000  Union Pacific Corp., 6.625%, due
                02/01/29                                     94,593
                                                        -----------
              TOTAL TRANSPORTATION                          375,481
                                                        -----------
              UTILITIES (1.5%)
       5,000  AES Corp., 8.875%, due 02/15/11                 4,100
       5,000  AES Corp., 9.5%, due 06/01/09                   4,250+
      75,000  Calpine Canada Energy Finance, LLC,
                8.5%, due 05/01/08                           63,750
      40,000  Calpine Corp., 8.625%, due 08/15/10            34,200+
     200,000  Carolina Power & Light Corp., 5.95%, due
                03/01/09                                    196,370
      25,000  CMS Energy Corp., 7.625%, due 11/15/04         25,500
     200,000  Florida Power & Light Co., 6.875%, due
                12/01/05                                    210,072
      25,000  Mirant Americas Generation, Inc.,
                (144A), 7.2%, due 10/01/08                   23,250* +
      75,000  TNP Enterprises, Inc., 10.25%, due
                04/01/10                                     78,750
     100,000  TXU Corp., 6.375%, due 06/15/06               101,200
                                                        -----------
              TOTAL UTILITIES                               741,442
                                                        -----------
              TOTAL CORPORATE BONDS (COST:
                $15,613,886) (31.5%)                     15,517,237
                                                        -----------
              ASSET BACKED SECURITIES (0.5%)
     250,000  Standard Credit Card Trust (93-2-A),
                5.95%, due 10/07/04                         259,600
                                                        -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS
                (21.1%)
     412,347  ABN Amro Mortgage Corp. (98-4-A6),
                6.75%, due 11/25/28 (TAC)                   415,182
     129,109  Bear Stearns Mortgage Securities, Inc.
                (97-2-A5), 6.875%, due 01/28/24             128,988
     210,575  Citicorp Mortgage Securities (98-5-A1),
                6.75%, due 03/25/25                         203,028
   2,844,159  Federal Home Loan Mortgage Corp.
                (1468-ZA), 7%, due 02/15/22 (PAC)         2,981,703
     781,000  Federal Home Loan Mortgage Corp.
                (1588-QD), 6.5%, due 09/15/23 (PAC)         769,793
     327,033  Federal Home Loan Mortgage Corp.
                (2018-H), 6.5%, due 01/15/28 (PAC)          318,880
   1,000,000  Federal Home Loan Mortgage Corp.
                (2061-TA), 5.25%, due 10/15/27 (PAC)        899,950
     500,000  Federal Home Loan Mortgage Corp.
                (2063-PV), 6.25%, due 10/15/26 (PAC)        492,395
   2,000,000  Federal Home Loan Mortgage Corp.
                (2151-JE), 6%, due 01/15/27               1,996,628
     623,095  Financial Asset Securitization, Inc.
                (97-NAM1-A4), 7.75%, due 05/25/27           635,205
     565,719  Norwest Asset Securities Corp.
                (97-8-A4), 7.5%, due 06/25/27               572,157

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
11
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              COLLATERALIZED MORTGAGE OBLIGATIONS
              (CONTINUED)
$    350,000  Residential Funding Mortgage Securities
                I (97-S2-A7), 7%, due 12/25/27          $   362,489
     206,323  Residential Funding Mortgage Securities
                I (97-S5-A2), 7.5%, due 04/25/27            208,313
     400,000  Residential Funding Mortgage Securities
                I (98-S8-A3), 6.5%, due 04/25/28            406,750
                                                        -----------
              TOTAL COLLATERALIZED MORTGAGE
                OBLIGATIONS
                (COST: $10,012,119)                      10,391,461
                                                        -----------
              FOREIGN CORPORATE OBLIGATIONS (2.1%)
      25,000  Acetex Corp., 10.875%, due 08/01/09            25,875
     550,000  Asian Development Bank, 6.75%, due
                06/11/07                                    591,355
     100,000  Corp Andina de Fomento, 8.875%, due
                06/01/05                                    107,936
     100,000  Hydro-Quebec, 6.3%, due 05/11/11              103,338
     150,000  Phillips Petroleum Co., 8.75%, due
                05/25/10                                    173,981
                                                        -----------
              TOTAL FOREIGN CORPORATE OBLIGATIONS
                (COST: $1,005,156)                        1,002,485
                                                        -----------
              FOREIGN GOVERNMENT BONDS & NOTES (13.3%)
CAD   475,000 Canada (Government of), 5%, due 09/01/04      307,232
CAD   345,000 Canada (Government of), 5.5%, due
                06/01/10                                    219,005
EUR 1,325,000 Federal Republic of Germany, 5.25%, due
                01/04/08                                  1,218,434
EUR 1,486,000 Government of France, 5.25%, due
                04/25/08                                  1,362,602
EUR   110,000 Government of Portugal, 5.375%, due
                06/23/08                                    100,965
EUR   230,000 Hellenic Republic, 6%, due 02/19/06           216,144
EUR    50,000 Hypothekenbank in Essen AG, 4.25%, due
                07/06/09                                     42,219
EUR    69,000 Hypothekenbk In Essen (Germany), (144A),
                4.25%, due 07/06/09                          58,142*
$    150,000  International Bank of Reconstruction &
                Development, 5%, due 03/28/06               151,320
EUR   685,000 Italian Government Bond, 5%, due
                05/01/08                                    618,735
EUR   200,000 Kingdom of Belgium, 6.25%, due 03/28/28       191,033
DKK   645,000 Kingdom of Denmark, 7%, due 12/15/04           82,561
SEK  1,705,000 Kingdom of Sweden, 5%, due 01/15/04          165,768
AUD    55,000 New South Wales Treasury Corp., 5.5%,
                due 10/01/02                                 29,639
$    100,000  Province of Manitoba (Canada), 5.5%, due
                10/01/08                                    101,021
$    100,000  Province of Quebec (Canada), 5.5%, due
                04/11/06                                    102,413
EUR   235,000 Republic of Ireland, 4%, due 04/18/10         194,754
EUR   625,000 Spain (Government of), 5.15%, due
                07/30/09                                    563,863
$    400,000  The Dominion of New Zealand, 8.75%, due
                12/15/06                                    457,440
GBP   165,000 United Kingdom Treasury Strip, 7%, due
                06/07/02                                    241,128
$    100,000  United Mexican States Global Bond,
                9.875%, due 02/01/10                        115,450
                                                        -----------
              TOTAL FOREIGN GOVERNMENT BONDS & NOTES
                (COST: $6,709,326)                        6,539,868
                                                        -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
                (13.8%)
$    900,000  Federal Home Loan Mortgage Corp., 5%,
                due 02/10/06                            $   913,518
     550,000  Federal Home Loan Mortgage Corp., 5.75%,
                due 07/15/03                                569,756
   2,441,643  Federal Home Loan Mortgage Corp., Pool
                #C59364, 6.5%, due 10/01/31               2,471,406
   1,988,284  Federal Home Loan Mortgage Corp., Pool
                #C90526, 5.5%, due 02/01/22               1,951,004
     200,000  Federal National Mortgage Association ,
                5.5%, due 10/18/11                          192,904
     700,000  Student Loan Marketing Association,
                4.75%, due 04/23/04                         717,276
                                                        -----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST: $6,791,118)                        6,815,864
                                                        -----------
              U.S. TREASURY BONDS (6.9%)
     800,000  United States Treasury Bonds, 4.75%, due
                02/15/04                                    823,616
     400,000  United States Treasury Bonds, 6.125%,
                due 11/15/27                                419,875
     250,000  United States Treasury Bonds, 7.25%, due
                05/15/16                                    289,933
     150,000  United States Treasury Bonds, 7.5%, due
                11/15/24                                    183,066
     600,000  United States Treasury Bonds, 8%, due
                11/15/21                                    759,798
     700,000  United States Treasury Bonds, 8.5%, due
                02/15/20                                    917,218
                                                        -----------
              TOTAL U.S. TREASURY BONDS (COST:
                $3,430,736)                               3,393,506
                                                        -----------
              U.S. TREASURY NOTES (3.6%)
     800,000  United States Treasury Notes, 3%, due
                02/29/04                                    798,600
     350,000  United States Treasury Notes, 4.75%, due
                11/15/08                                    348,737
     300,000  United States Treasury Notes, 5.75%, due
                11/15/05                                    316,344
     250,000  United States Treasury Notes, 6.5%, due
                02/15/10                                    273,995
                                                        -----------
              TOTAL U.S. TREASURY NOTES (COST:
                $1,726,910)                               1,737,676
                                                        -----------
              TOTAL FIXED INCOME SECURITIES (COST:
                $45,537,205) (92.8%)                     45,657,697
                                                        -----------

 NUMBER OF
 SHARES OR
  WARRANTS    EQUITY SECURITIES
------------  -----------------
         220  Insilco Corp., Warrants, expire 08/15/07           --**
         225  Travel Centers of America, Inc.,
                Warrants, expire 05/01/09                     2,250**
          67  WRC Media Corp., (144A), Common Stock              --***
                                                        -----------
              TOTAL EQUITY SECURITIES (COST: $0)
                (0.0%)                                        2,250
                                                        -----------

 PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS
------------  ----------------------
$    200,221  Bank of Montreal, 1.77%, due 05/08/02         200,221***
     155,727  Bank of Nova Scotia, 1.83%, due 06/07/02      155,727***
     155,727  Bayerische Hypo-Und Vereinsbank AG,
                1.8%, due 05/08/02                          155,727***
     111,234  Citibank, N.A., 1.89%, due 06/18/02           111,234***
     244,714  Credit Agricole, 1.75%, due 05/07/02          244,714***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
13

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
   AMOUNT                                                  VALUE
------------                                            -----------
$    111,234  Den Danske, 1.84%, due 05/28/02           $   111,234***
     222,467  Dreyfus Money Market Fund, 1.95%, due
                05/01/02                                    222,467***
      54,820  Fleet National Bank, 1.88%, due 06/03/02       54,820***
     578,786  Foreign Currency Call Accounts                529,244
   2,902,369  Investors Bank & Trust Depository
                Reserve, 0.82%, due 05/01/02              2,902,369
      44,493  Merrill Lynch & Company, 1.91%, due
                11/26/02                                     44,493***
      22,247  Merrill Lynch & Company, 1.92%, due
                04/16/03                                     22,247***
     211,673  Merrimac Money Market Fund, 1.92%, due
                05/01/02                                    211,673***
      44,493  National City Bank, 1.91%, due 01/23/03        44,493***
     111,234  Royal Bank of Canada, 1.75%, due
                05/02/02                                    111,234***
      44,493  Royal Bank of Scotland, 1.92%, due
                06/26/02                                     44,493***
      44,493  US Bank N.A., 1.89%, due 11/06/02              44,493***
                                                        -----------
              TOTAL SHORT-TERM INVESTMENTS (COST:
                $5,264,466) (10.6%)                       5,210,883
                                                        -----------
              TOTAL INVESTMENTS (COST: $50,801,671)
                (103.4%)                                 50,870,830
              LIABILITIES IN EXCESS OF OTHER ASSETS
                (-3.4%)                                  (1,677,528)
                                                        -----------
              NET ASSETS (100.0%)                       $49,193,302
                                                        ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

AUD - AUSTRALIAN DOLLAR.
CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
GBP - BRITISH POUND STERLING.
SEK - SWEDISH KRONA.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,976,627 OR 4.0% OF NET ASSETS.
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

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                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

PRINCIPAL
 AMOUNT    FIXED INCOME SECURITIES                     VALUE
---------  -----------------------                   ----------

           AUTOMOTIVE (2.0% OF NET ASSETS)
$ 10,000   Dana Corp., (144A), 10.125%, due
             03/15/10                                $   10,700*
  25,000   Dura Operating Corp., 9%, due 05/01/09        25,500
                                                     ----------
           TOTAL AUTOMOTIVE                              36,200
                                                     ----------
           BANKING & FINANCIAL SERVICES (2.9%)
  10,000   E*TRADE Group, Inc., 6%, due 02/01/07          7,862
  10,000   E*TRADE Group, Inc., 6.75%, due 05/15/08       9,650
  25,000   Host Marriott Corp., 9.25%, due 10/01/07      26,125
   5,000   Majestic Investor Holdings, LLC, (144A),
             11.653%, due 11/30/07                        4,775*
   5,000   Western Financial Bank, 9.625%, due
             05/15/12                                     5,050
                                                     ----------
           TOTAL BANKING & FINANCIAL SERVICES            53,462
                                                     ----------
           BUILDING MATERIALS (0.5%)
  10,000   American International Group,
             Exchangeable Home Depot, Inc., (144A),
             1%, due 02/14/06                             9,012*
                                                     ----------
           CHEMICALS (2.5%)
  25,000   Equistar Chemical, 10.125%, due 09/01/08      24,625
  10,000   Foamex International, Inc., (144A),
             10.75%, due 04/01/09                        10,550*
  10,000   Huntsman International LLC, (144A),
             9.875%, due 03/01/09                        10,100*
                                                     ----------
           TOTAL CHEMICALS                               45,275
                                                     ----------
           COMMERCIAL SERVICES (4.8%)
  25,000   Allied Waste North America, 10%, due
             08/01/09                                    25,750
  15,000   Quanta Services, Inc., 4%, due 07/01/07       10,819
  25,000   Stewart Enterprises, Inc., 10.75%, due
             07/01/08                                    27,500
  25,000   Xerox Corp., (144A), 9.75%, due 01/15/09      23,750*
                                                     ----------
           TOTAL COMMERCIAL SERVICES                     87,819
                                                     ----------
           COMMUNICATIONS (2.4%)
  10,000   Avaya, Inc., 11.125%, due 04/01/09             9,450
  15,000   Nortel Networks Corp., (144A), 4.25%,
             due 09/01/08                                 9,506*
  25,000   PanAmSat Corp., (144A), 8.5%, due
             02/01/12                                    25,045*
                                                     ----------
           TOTAL COMMUNICATIONS                          44,001
                                                     ----------
           COMPUTER SERVICES (1.8%)
  19,000   Anteon Corp., 12%, due 05/15/09               21,090
  20,000   Federal National Mortgage Association,
             Exchangeable Micron Technology, Inc.,
             (144A), 0%, due 05/15/08                    11,530*
                                                     ----------
           TOTAL COMPUTER SERVICES                       32,620
                                                     ----------
           COMPUTER SOFTWARE (1.8%)
  15,000   Lehman Brothers Holdings, Inc.,
             Exchangeable Siebel Systems, Inc.,
             19%, due 02/01/03                           11,400
   5,000   Siebel Systems, Inc., 5.5%, due 09/15/06       6,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                VALUE
---------                                            ----------
           COMPUTER SOFTWARE (CONTINUED)
$  5,000   Symantec Corp., (144A), 3%, due 11/01/06  $    6,219*
  10,000   Veritas Software Corp., 1.856%, due
             08/13/06                                     9,700
                                                     ----------
           TOTAL COMPUTER SOFTWARE                       33,519
                                                     ----------
           CONSTRUCTION (1.4%)
  25,000   Atrium Companies, Inc., 10.5%, due
             05/01/09                                    25,250
                                                     ----------
           CONTAINERS & PACKAGING (1.4%)
  25,000   BWAY Corp., 10.25%, due 04/15/07              25,812
                                                     ----------
           ELECTRIC UTILITIES (0.6%)
  15,000   AES Corp., 4.5%, due 08/15/05                 10,031
                                                     ----------
           ELECTRONICS (8.0%)
  25,000   Amkor Technologies, Inc., 10.5%, due
             05/01/09                                    25,437
   5,000   Amkor Technologies, Inc., (144A), 5.75%,
             due 06/01/06                                 4,444*
  30,000   ASM Lithography Holding N.V., (144A),
             4.25%, due 11/30/04                         28,762*
  10,000   Burr-Brown Corp., 4.25%, due 02/15/07         10,637
  15,000   GlobeSpan, Inc., (144A), 5.25%, due
             05/15/06                                    12,432*
  25,000   International Wire Group, Inc., 11.75%,
             due 06/01/05                                23,000
   5,000   LSI Logic Corp., 4.25%, due 03/15/04           5,237
  10,000   PMC-Sierra, Inc., (144A), 3.75%, due
             08/15/06                                     8,225*
  25,000   STMicroelectronics N.V., 0%, due
             09/22/09                                    24,125
   5,000   TranSwitch Corp., (144A), 4.5%, due
             09/12/05                                     3,356*
                                                     ----------
           TOTAL ELECTRONICS                            145,655
                                                     ----------
           ENERGY & OIL SERVICES (1.9%)
  10,000   Kerr-McGee Corp., 5.25%, due 02/15/10         11,462
  25,000   Mission Resources Corp., 10.875%, due
             04/01/07                                    23,500
                                                     ----------
           TOTAL ENERGY & OIL SERVICES                   34,962
                                                     ----------
           ENTERTAINMENT & LEISURE (3.5%)
  25,000   Extended Stay America, Inc., 9.875%, due
             06/15/11                                    26,125
  15,000   Morgan Stanley Dean Witter & Co.,
             Exchangeable The Walt Disney Co.,
             0.25%, due 12/30/08                         16,584
  25,000   Trump Atlantic City Associates, 11.25%,
             due 05/01/06                                20,125
                                                     ----------
           TOTAL ENTERTAINMENT & LEISURE                 62,834
                                                     ----------
           FOODS, HOTELS & RESTAURANTS (4.0%)
  25,000   DiGiorgio Corp., 10%, due 06/15/07            25,375
  10,000   Great Atlantic & Pacific Tea Company,
             Inc., 9.125%, due 12/15/11                  10,450
  25,000   Mandalay Resort Group, 10.25%, due
             08/01/07                                    27,563
  10,000   SC International Services, Inc., 9.25%,
             due 09/01/07                                 9,200
                                                     ----------
           TOTAL FOODS, HOTELS & RESTAURANTS             72,588
                                                     ----------
           HEALTHCARE (0.6%)
  10,000   Rotech Healthcare, Inc., (144A), 9.5%,
             due 04/01/12                                10,500*
                                                     ----------
           HOME CONSTRUCTION, FURNISHINGS &
             APPLIANCES (1.4%)
  25,000   Standard Pacific Corp., 9.25%, due
             04/15/12                                    25,500
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

PRINCIPAL
 AMOUNT                                                VALUE
---------                                            ----------
           HOUSEHOLD PRODUCTS (0.3%)
$  5,000   Johnsondiversey, Inc., (144A), 9.625%,
             due 05/15/12                            $    5,200*
                                                     ----------
           INDUSTRIAL--DIVERSIFIED (3.7%)
  30,000   SPX Corp., (144A), 0%, due 02/06/21           22,050*
  65,000   Tyco International, Ltd., 0%, due
             02/12/21                                    44,668
                                                     ----------
           TOTAL INDUSTRIAL--DIVERSIFIED                 66,718
                                                     ----------
           INSURANCE (2.0%)
  20,000   American International Group, Inc.,
             0.5%, due 05/15/07                          18,250
  10,000   Conseco, Inc., 6.4%, due 02/10/03              8,500
  10,000   Swiss RE America Holding, (144A), 3.25%,
             due 11/21/21                                 9,763*
                                                     ----------
           TOTAL INSURANCE                               36,513
                                                     ----------
           MEDIA--BROADCASTING & PUBLISHING (11.8%)
  20,000   Adelphia Communications Corp., 6%, due
             02/15/06                                    13,375
  25,000   Adelphia Communications Corp., 9.375%,
             due 11/15/09                                20,375
   5,000   Century Communications Corp., 8.375%,
             due 12/15/07                                 4,075
  10,000   Charter Communications Holdings, LLC,
             0%, due 04/01/11                             7,000
  25,000   Charter Communications Holdings, LLC,
             10%, due 05/15/11                           23,250
  10,000   Charter Communications, Inc., 4.75%, due
             06/01/06                                     7,213
  10,000   Charter Communications, Inc., (144A),
             5.75%, due 10/15/05                          7,900*
  25,000   CSC Holdings, Inc., 7.625%, due 04/01/11      23,503
  25,000   CSC Holdings, Inc., 8.125%, due 07/15/09      24,304
  10,000   Primedia, Inc., 8.875%, due 05/15/11           8,900
  25,000   Quebecor Media, Inc., 11.125%, due
             07/15/11                                    27,000
  50,000   Von Hoffmann Press, Inc., (144A),
             10.875%, due 05/15/07                       48,750*
                                                     ----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING       215,645
                                                     ----------
           MEDICAL SUPPLIES (3.7%)
  20,000   Agilent Technolgies, Inc., (144A), 3%,
             due 12/01/21                                22,950*
  15,000   Alza Corp., Exchangeable Johnson &
             Johnson, Inc., 0%, due 07/28/20             13,331
  30,000   Hanger Orthopedic Group, Inc., (144A),
             10.375%, due 02/15/09                       31,875*
                                                     ----------
           TOTAL MEDICAL SUPPLIES                        68,156
                                                     ----------
           MINING (0.8%)
  10,000   Freeport-McMoran Copper & Gold, Inc.,
             (144A), 8.25%, due 01/31/06                 14,763*
                                                     ----------
           PHARMACEUTICALS (2.3%)
  10,000   Human Genome Sciences, Inc., 5%, due
             02/01/07                                     7,825
  10,000   Invitrogen Corp., (144A), 2.25%, due
             12/15/06                                     7,850*
  25,000   Roche Holdings, Inc., Exchangeable
             Genentech, Inc., (144A), 0%, due
             01/19/15                                    17,375*
  15,000   Sepracor Inc., (144A), 5.75%, due
             11/15/06                                     9,264*
                                                     ----------
           TOTAL PHARMACEUTICALS                         42,314
                                                     ----------
           RETAIL (0.3%)
  10,000   Duane Reade, Inc., 2.148%, due 04/16/22        5,888
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                VALUE
---------                                            ----------
           TELECOMMUNICATIONS (7.9%)
$ 20,000   American Tower Corp., 6.25%, due
             10/15/09                                $   12,725
  10,000   Bank of America Corp., Exchangeable
             Qualcomm, Inc., 15%, due 09/27/02            7,228
  20,000   Echostar Communications Corp., 4.875%,
             due 01/01/07                                17,750
  50,000   Echostar Communications Corp., 10.375%,
             due 10/01/07                                53,000
  10,000   Juniper Networks, Inc., 4.75%, due
             03/15/07                                     7,375
  25,000   Nextel Communications, Inc., 4.75%, due
             07/01/07                                    14,781
  10,000   ONI Systems Corp., 5%, due 10/15/05            7,638
   5,000   SBA Communications Corp., 10.25%, due
             02/01/09                                     3,600
  15,000   Telefonos de Mexico, S.A. de C.V.,
             4.25%, due 06/15/04                         19,988
                                                     ----------
           TOTAL TELECOMMUNICATIONS                     144,085
                                                     ----------
           TRANSPORTATION (0.6%)
  10,000   United Parcel Service, Inc., 1.75%, due
             09/27/07                                    10,113
                                                     ----------
           UTILITIES (3.1%)
  10,000   AES Corp., 9.375%, due 09/15/10                8,300
  25,000   Calpine Canada Energy Finance, LLC,
             8.5%, due 05/01/08                          21,250
  25,000   UCAR Finance, Inc., (144A), 10.25%, due
             02/15/12                                    26,375*
                                                     ----------
           TOTAL UTILITIES                               55,925
                                                     ----------
           TOTAL FIXED INCOME SECURITIES (COST:
             $1,454,941) (78.0%)                      1,420,360
                                                     ----------

 NUMBER
   OF
 SHARES    CONVERTIBLE PREFERRED STOCK
---------  ---------------------------

           AEROSPACE/DEFENSE (0.7%)
     180   Raytheon, Inc., Class B, $4.125               12,643
                                                     ----------
           AUTOMOTIVE (2.0%)
     200   Ford Capital Trust II, $3.25                  11,256
     400   General Motors Corp., $1.125                  11,176**
     500   General Motors Corp., $1.313                  14,375**
                                                     ----------
           TOTAL AUTOMOTIVE                              36,807
                                                     ----------
           BANKING & FINANCIAL SERVICES (1.1%)
   4,000   Merrill Lynch & Co., Inc., $0.00               3,864
     100   Washington Mutual, Inc., $2.688                5,275
     200   Washington Mutual, Inc., (144A), $2.688       10,550* **
                                                     ----------
           TOTAL BANKING & FINANCIAL SERVICES            19,689
                                                     ----------
           COMMERCIAL SERVICES (1.4%)
     550   Cendant Corp., $3.875                         25,239
                                                     ----------
           COMMUNICATIONS (0.9%)
      84   McleodUSA, Inc., $0.438                          445**
     390   Titan Capital Trust, $2.875                   16,087
                                                     ----------
           TOTAL COMMUNICATIONS                          16,532
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

 NUMBER
   OF
 SHARES                                                VALUE
---------                                            ----------
           COMPUTER SERVICES (0.8%)
     250   Reliant Energy, Inc., Exchangeable AOL
             Time Warner, Inc., Variable Dividend    $    8,275
     100   Tribune Co., $2.00                             6,950
                                                     ----------
           TOTAL COMPUTER SERVICES                       15,225
                                                     ----------
           COMPUTER SOFTWARE (1.2%)
     450   Morgan Stanley Dean Witter & Co.,
             Exchangeable Siebel Systems, Inc.,
             $7.123                                      12,528
     430   Solectron Corp., $1.813                        9,095
                                                     ----------
           TOTAL COMPUTER SOFTWARE                       21,623
                                                     ----------
           ELECTRIC UTILITIES (1.7%)
     500   Calpine Capital Trust II, $2.75               17,625**
     500   Sempra Energy, $2.125                         12,775**
                                                     ----------
           TOTAL ELECTRIC UTILITIES                      30,400
                                                     ----------
           ELECTRONICS (0.6%)
     350   Goldman Sachs Group, Inc., Exchangeable
             Texas Instruments, Inc., $2.458             10,360**
                                                     ----------
           INSURANCE (0.5%)
     200   Reinsurance Group of America, Inc.,
             $2.875                                       9,650
                                                     ----------
           MEDIA--BROADCASTING & PUBLISHING (1.9%)
     600   Adelphia Communications Corp., $1.875          5,550**
     150   Cox Communications, Inc., $3.50                7,095
     200   Cox Communications, Inc., $6.859               7,300
     400   Equity Securities Trust, Exchangeable
             Cablevision Systems Corp. $1.406             8,860
     250   Equity Securities Trust, Exchangeable
             Cablevision Systems Corp., $2.343            6,525
                                                     ----------
           TOTAL MEDIA--BROADCASTING & PUBLISHING        35,330
                                                     ----------
           OIL & GAS (1.1%)
     900   Williams Companies, Inc., $2.25               20,943
                                                     ----------
           PAPER & FOREST PRODUCTS (0.6%)
     200   Boise Cascade Corp., $3.75                    10,690
                                                     ----------
           TELECOMMUNICATIONS (1.1%)
  10,000   ALLTEL Corp., $3.875                          10,000
     590   MediaOne Group, Inc., Exchangeable
             Vodafone AirTouch PLC, $3.041               10,113
                                                     ----------
           TOTAL TELECOMMUNICATIONS                      20,113
                                                     ----------
           UTILITIES (0.6%)
     280   Mirant Trust, $3.125                          10,671
                                                     ----------
           TOTAL CONVERTIBLE PREFERRED STOCK (COST:
             $329,478) (16.2%)                          295,915
                                                     ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FLEXIBLE INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 NUMBER
   OF
 SHARES
   OR
WARRANTS   EQUITY SECURITIES                           VALUE
---------  -----------------                         ----------
     698   Clear Channel Communications, Inc.,
             Common Stock                            $   32,771**
     187   McleodUSA, Inc., Warrants, expire
             04/16/07                                        38**
                                                     ----------
           TOTAL EQUITY SECURITIES (COST: $39,658)
             (1.8%)                                      32,809
                                                     ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $127,206) (7.0%)
---------  ----------------------------------------------
$127,206   Investors Bank & Trust Depository Reserve,
             0.82%, due 05/01/02                              127,206
                                                           ----------
           TOTAL INVESTMENTS (COST: $1,951,283) (103.0%)    1,876,290
           LIABILITIES IN EXCESS OF OTHER ASSETS (-3.0%)      (55,330)
                                                           ----------
           NET ASSETS (100.0%)                             $1,820,960
                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO $423,571 OR 23.3% OF NET ASSETS.
 **  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

TCW GALILEO HIGH YIELD BOND FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   ------------

            AEROSPACE/DEFENSE (1.1% OF NET ASSETS)
$  400,000  BE Aerospace, Inc., 8%, due 03/01/08      $    372,000
 1,795,000  BE Aerospace, Inc., 9.5%, due 11/01/08       1,759,100+
 1,300,000  Sequa Corp., 8.875%, due 04/01/08            1,306,500
                                                      ------------
            TOTAL AEROSPACE/DEFENSE                      3,437,600
                                                      ------------
            AUTOMOTIVE (3.7%)
   925,000  American Axle & Manufacturing Holdings,
              Inc., 9.75%, due 03/01/09                    996,687
 2,150,000  ArvinMeritor, Inc., 8.75%, due 03/01/12      2,280,526
 1,250,000  Dana Corp., 9%, due 08/15/11                 1,278,125
   500,000  Dana Corp., (144A), 10.125%, due
              03/15/10                                     535,000*
 1,950,000  Dura Operating Corp., 9%, due 05/01/09       1,989,000+
   485,000  Hayes Lemmerz International, Inc.,
              8.25%, due 12/15/08                           39,406
   595,000  Hayes Lemmerz International, Inc.,
              9.125%, due 07/15/07                          48,344
   250,000  JL French Automotive Castings, Inc.,
              11.5%, due 06/01/09                          115,000
 2,000,000  Lear Corp., 8.11%, due 05/15/09              2,080,000
   395,000  Navistar International Corp., 8%, due
              02/01/08                                     391,050
 1,500,000  Navistar International Corp., 9.375%,
              due 06/01/06                               1,586,250
                                                      ------------
            TOTAL AUTOMOTIVE                            11,339,388
                                                      ------------
            BANKING & FINANCIAL SERVICES (4.6%)
 1,225,000  AmeriCredit Corp., 9.875%, due 04/15/06      1,286,250+
   550,000  FelCor Lodging Trust, Inc., (144A),
              9.5%, due 09/15/08                           581,625*
 1,625,000  Finova Group, Inc., 7.5%, due 11/15/09         568,750
 1,495,000  Forest City Enterprises, Inc., 8.5%, due
              03/15/08                                   1,524,900
   750,000  GS Escrow Corp., 7.125%, due 08/01/05          751,282
 2,000,000  Host Marriott Corp., (144A), 9.5%, due
              01/15/07                                   2,112,500*
 1,000,000  Majestic Investor Holdings, LLC, (144A),
              11.653%, due 11/30/07                        955,000*
   850,000  Meditrust Corp., 7%, due 08/15/07              807,500
 1,150,000  Meristar Hospitality Corp., (144A),
              10.5%, due 06/15/09                        1,227,625*
 1,425,000  Metris Companies, Inc., 10.125%, due
              07/15/06                                   1,396,500+
   275,000  RFS Partnership L.P., (144A), 9.75%, due
              03/01/12                                     284,625*
   350,000  Ventas Realty Capital Corp., (144A),
              8.75%, due 05/01/09                          354,375*
 1,050,000  Ventas Realty Capital Corp., (144A), 9%,
              due 05/01/12                               1,065,750*
 1,200,000  Western Financial Bank, 9.625%, due
              05/15/12                                   1,212,000
                                                      ------------
            TOTAL BANKING & FINANCIAL SERVICES          14,128,682
                                                      ------------
            BEVERAGES, FOOD & TOBACCO (1.1%)
   125,000  Dean Foods Co., 6.625%, due 05/15/09           117,500
 1,500,000  Dean Foods Co., 8.15%, due 08/01/07          1,515,000+
 1,650,000  Del Monte Corp., 9.25%, due 05/15/11         1,732,500
                                                      ------------
            TOTAL BEVERAGES, FOOD & TOBACCO              3,365,000
                                                      ------------
            BUILDING MATERIALS (0.7%)
 2,300,000  U.S. Industries, Inc., 7.125%, due
              10/15/03                                   2,070,000
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            CHEMICALS (4.6%)
$1,700,000  Equistar Chemical, 10.125%, due 09/01/08  $  1,674,500
 1,050,000  Foamex International, Inc., (144A),
              10.75%, due 04/01/09                       1,107,750*
   150,000  General Chemical Industrial Products,
              10.625%, due 05/01/09                        124,500
 1,000,000  Gentek, Inc., 11%, due 08/01/09                400,000
 2,375,000  Hercules, Inc., 11.125%, due 11/15/07        2,624,375+
 1,715,000  Huntsman ICI Chemicals, LLC, 10.125%,
              due 07/01/09                               1,552,075
   550,000  Huntsman International LLC, (144A),
              9.875%, due 03/01/09                         555,500*
   875,000  ISP Chemco, 10.25%, due 07/01/11               920,937
   925,000  ISP Holdings, Inc., (144A), 10.625%, due
              12/15/09                                     948,125*
   750,000  Lyondell Chemical Companies, Inc.,
              9.625%, due 05/01/07                         745,313
   900,000  Lyondell Chemical Companies, Inc.,
              (144A), 9.5%, due 12/15/08                   882,000*
 1,000,000  MacDermid, Inc., 9.125%, due 07/15/11        1,060,000
   500,000  Scotts Co., (144A), 8.625%, due 01/15/09       517,500*
 1,215,000  Texas Petrochemicals Corp., 11.125%, due
              07/01/06                                   1,069,200
                                                      ------------
            TOTAL CHEMICALS                             14,181,775
                                                      ------------
            COMMERCIAL SERVICES (5.4%)
   550,000  Allied Waste North America, 8.5%, due
              12/01/08                                     555,500
 4,135,000  Allied Waste North America, 10%, due
              08/01/09                                   4,259,050+
 1,425,000  Omnicare, Inc., 8.125%, due 03/15/11         1,510,500+
 1,175,000  Rent-A-Center, Inc., (144A), 11%, due
              08/15/08                                   1,251,375*
   500,000  Service Corp. International, 6.875%, due
              10/01/07                                     442,500
 2,100,000  Service Corp. International, 7.7%, due
              04/15/09                                   1,932,000+
 1,300,000  Stericycle, Inc., 12.375%, due 11/15/09      1,495,000+
 1,000,000  Stewart Enterprises, Inc., 10.75%, due
              07/01/08                                   1,100,000
   275,000  United Rentals, Inc., 8.8%, due 08/15/08       276,375+
   775,000  United Rentals, Inc., 9.25%, due
              01/15/09                                     790,500+
   175,000  United Rentals, Inc., 9.5%, due 06/01/08       179,375+
 1,200,000  Vicar Operating, Inc., (144A), 9.875%,
              due 12/01/09                               1,284,000*
   450,000  Xerox Corp., 6.25%, due 11/15/26               420,750
   150,000  Xerox Corp., 7.15%, due 08/01/04               140,625+
 1,175,000  Xerox Corp., (144A), 9.75%, due 01/15/09     1,116,250* +
                                                      ------------
            TOTAL COMMERCIAL SERVICES                   16,753,800
                                                      ------------
            COMMUNICATIONS (0.8%)
   800,000  Avaya, Inc., 11.125%, due 04/01/09             756,000
 1,600,000  PanAmSat Corp., (144A), 8.5%, due
              02/01/12                                   1,602,896* +
                                                      ------------
            TOTAL COMMUNICATIONS                         2,358,896
                                                      ------------
            COMPUTER SERVICES (1.1%)
   863,000  Anteon Corp., 12%, due 05/15/09                957,930
 1,080,000  infoUSA, Inc., 9.5%, due 06/15/08            1,090,800
 1,200,000  Solectron Corp., 9.625%, due 02/15/09        1,224,000+
                                                      ------------
            TOTAL COMPUTER SERVICES                      3,272,730
                                                      ------------

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                                                                  APRIL 30, 2002

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            CONGLOMERATES (0.0%)
$  620,000  Insilco Corp., 12%, due 08/15/07          $     80,600
                                                      ------------
            CONSTRUCTION (2.4%)
 1,500,000  Atrium Companies, Inc., 10.5%, due
              05/01/09                                   1,515,000
   750,000  Building Materials Corp., 8%, due
              12/01/08                                     622,500
   150,000  Hovnanian Enterprises, Inc., 9.125%, due
              05/01/09                                     155,250
   860,000  Hovnanian Enterprises, Inc., 10.5%, due
              10/01/07                                     937,400
 1,500,000  Hovnanian Enterprises, Inc., (144A),
              8.875%, due 04/01/12                       1,470,000* +
   460,000  Standard Pacific Corp., 8%, due 02/15/08       450,800
 2,175,000  Standard Pacific Corp., 9.5%, due
              09/15/10                                   2,272,875
                                                      ------------
            TOTAL CONSTRUCTION                           7,423,825
                                                      ------------
            CONTAINERS & PACKAGING (3.5%)
 1,430,000  BWAY Corp., 10.25%, due 04/15/07             1,476,475
 1,700,000  Consolidated Container Companies, LLC,
              10.125%, due 07/15/09                      1,326,000
 2,000,000  Huntsman Packaging Corp., 13%, due
              06/01/10                                   2,120,000
   425,000  Owens-Illinois, Inc., 7.15%, due
              05/15/05                                     408,000
    75,000  Owens-Illinois, Inc., 7.5%, due 05/15/10        68,250
 1,950,000  Owens-Illinois, Inc., 8.1%, due 05/15/07     1,881,750+
   545,000  Paperboard Industries International,
              Inc., 8.375%, due 09/15/07                   523,200
 1,150,000  Plastipak Holdings, Inc., 10.75%, due
              09/01/11                                   1,259,250
   600,000  Silgan Holdings, Inc., (144A), 9%, due
              06/01/09                                     624,000*
 1,375,000  U.S. Can Corp., 12.375%, due 10/01/10        1,134,375
                                                      ------------
            TOTAL CONTAINERS & PACKAGING                10,821,300
                                                      ------------
            ELECTRONICS (2.2%)
 1,025,000  Amkor Technologies, Inc., 9.25%, due
              02/15/08                                   1,040,375
 2,000,000  Fairchild Semiconductor Corp., 10.5%,
              due 02/01/09                               2,210,000
 2,835,000  International Wire Group, Inc., 11.75%,
              due 06/01/05                               2,608,200
   800,000  Stoneridge, Inc., (144A), 11.5%, due
              05/01/12                                     828,000*
   100,000  USI American Holdings, Inc., 7.25%, due
              12/01/06                                      85,500
                                                      ------------
            TOTAL ELECTRONICS                            6,772,075
                                                      ------------
            ENERGY & OIL SERVICES (4.6%)
 2,550,000  Chesapeake Energy Corp., 8.125%, due
              04/01/11                                   2,562,750
 1,500,000  Forest Oil Corp., 8%, due 06/15/08           1,537,500
   875,000  Grey Wolf, Inc., 8.875%, due 07/01/07          888,125+
 2,520,000  Magnum Hunter Resources, Inc., 10%, due
              06/01/07                                   2,646,000+
   775,000  Magnum Hunter Resources, Inc., (144A),
              9.6%, due 03/15/12                           813,750*
 1,550,000  Mission Resources Corp., 10.875%, due
              04/01/07                                   1,457,000
   300,000  Tesoro Petroleum Corp., (144A), 9.625%,
              due 04/01/12                                 306,000*
 2,250,000  Trico Marine Services, Inc., Series G,
              8.5%, due 08/01/05                         2,244,375
 1,250,000  Westport Resources Corp., 8.25%, due
              11/01/11                                   1,287,500+
   500,000  XTO Energy, Inc., 7.5%, due 04/15/12           503,125
                                                      ------------
            TOTAL ENERGY & OIL SERVICES                 14,246,125
                                                      ------------

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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            ENTERTAINMENT & LEISURE (6.8%)
$  750,000  Extended Stay America, Inc., 9.875%, due
              06/15/11                                $    783,750
 2,025,000  Hard Rock Hotel, Inc., 9.25%, due
              04/01/05                                   2,004,750
 1,000,000  Icon Fitness Corp., (144A), 11.25%, due
              04/01/12                                     990,000*
 2,300,000  Imax Corp., 7.875%, due 12/01/05             1,725,000
 1,770,000  Isle of Capri Casinos, Inc., 8.75%, due
              04/15/09                                   1,814,250
   475,000  MGM Mirage, Inc., 8.375%, due 02/01/11         489,250
 1,050,000  MGM Mirage, Inc., 9.75%, due 06/01/07        1,155,000
   500,000  Park Place Entertainment, Inc., 8.125%,
              due 05/15/11                                 505,000
 1,000,000  Park Place Entertainment, Inc., 8.875%,
              due 09/15/08                               1,060,000
 1,675,000  Park Place Entertainment, Inc., 9.375%,
              due 02/15/07                               1,783,875
 2,200,000  Penn National Gaming, Inc., 8.875%, due
              03/15/10                                   2,178,000
 1,425,000  Regal Cinemas, Inc., (144A), 9.375%, due
              02/01/12                                   1,482,000* +
 2,025,000  Six Flags, Inc., 9.5%, due 02/01/09          2,116,125
   500,000  Six Flags, Inc., (144A), 8.875%, due
              02/01/10                                     510,000*
 1,575,000  Travel Centers of America, Inc., 12.75%,
              due 05/01/09                               1,732,500
 1,000,000  Trump Atlantic City Associates, 11.25%,
              due 05/01/06                                 805,000
                                                      ------------
            TOTAL ENTERTAINMENT & LEISURE               21,134,500
                                                      ------------
            FOODS, HOTELS & RESTAURANTS (7.0%)
   425,000  American Restaurant Group, 11.5%, due
              11/01/06                                     382,500
 2,575,000  DiGiorgio Corp., 10%, due 06/15/07           2,613,625
   375,000  Fleming Companies, Inc., 10.125%, due
              04/01/08                                     393,750+
 2,950,000  Fleming Companies, Inc., 10.625%, due
              07/31/07                                   3,053,339+
   600,000  Fleming Companies, Inc., (144A), 9.875%,
              due 05/01/12                                 597,000*
   450,000  Great Atlantic & Pacific Tea Company,
              Inc., 7.75%, due 04/15/07                    448,875
 1,000,000  Great Atlantic & Pacific Tea Company,
              Inc., 9.125%, due 12/15/11                 1,045,000
 1,255,000  HMH Properties, Inc., 7.875%, due
              08/01/08                                   1,229,900
 1,950,000  HMH Properties, Inc., 8.45%, due
              12/01/08                                   1,959,750
 2,000,000  LNR Property Corp., 10.5%, due 01/15/09      2,125,000
   950,000  Mandalay Resort Group, 10.25%, due
              08/01/07                                   1,047,375+
 1,925,000  Mandalay Resort Group, (144A), 9.375%,
              due 02/15/10                               2,093,438*
   790,000  New World Pasta Company, Inc., 9.25%,
              due 02/15/09                                 766,300+
 1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05        889,213+
 1,500,000  SC International Services, Inc., 9.25%,
              due 09/01/07                               1,380,000
 1,400,000  Winn-Dixie Stores, Inc., 8.875%, due
              04/01/08                                   1,442,000+
                                                      ------------
            TOTAL FOODS, HOTELS & RESTAURANTS           21,467,065
                                                      ------------
            HEALTHCARE (5.3%)
 3,300,000  Alliance Imaging, Inc., 10.375%, due
              04/15/11                                   3,531,000
 1,200,000  Bio-Rad Laboratories, Inc., 11.625%, due
              02/15/07                                   1,338,000
 1,525,000  Concentra Operating Corp., 13%, due
              08/15/09                                   1,723,250
 1,350,000  Express Scripts, Inc., 9.625%, due
              06/15/09                                   1,491,750
 2,000,000  HCA-The Healthcare Co., 7.875%, due
              02/01/11                                   2,130,300
   320,000  Hudson Respiratory Care, Inc., 9.125%,
              due 04/15/08                                 142,400
   800,000  Insight Health Services Corp., (144A),
              9.875%, due 11/01/11                         824,000*

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                                                                  APRIL 30, 2002

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            HEALTHCARE (CONTINUED)
$1,800,000  Magellan Health Services, Inc., 9%, due
              02/15/08                                $  1,530,000+
 1,000,000  Magellan Health Services, Inc., (144A),
              9.375%, due 11/15/07                       1,000,000* +
 1,215,000  Prime Medical Services, Inc., 8.75%, due
              04/01/08                                   1,117,800
   750,000  Rotech Healthcare, Inc., (144A), 9.5%,
              due 04/01/12                                 787,500*
   585,000  Unilab Finance Corp., 12.75%, due
              10/01/09                                     702,000
                                                      ------------
            TOTAL HEALTHCARE                            16,318,000
                                                      ------------
            HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES (1.6%)
 1,275,000  Beazer Homes USA, Inc., (144A), 8.375%,
              due 04/15/12                               1,300,500*
 1,425,000  D.R. Horton, Inc., 9.75%, due 09/15/10       1,492,688
 1,350,000  Nortek, Inc., 9.875%, due 06/15/11           1,377,000
   750,000  Standard Pacific Corp., 8.5%, due
              04/01/09                                     753,750
   175,000  Standard Pacific Corp., 9.25%, due
              04/15/12                                     178,500
                                                      ------------
            TOTAL HOME CONSTRUCTION, FURNISHINGS &
              APPLIANCES                                 5,102,438
                                                      ------------
            HOUSEHOLD PRODUCTS (1.2%)
 1,720,000  Home Interiors & Gifts, Inc., 10.125%,
              due 06/01/08                               1,616,800
   500,000  Johnsondiversey, Inc., (144A), 9.625%,
              due 05/15/12                                 520,000*
 1,350,000  Playtex Products, Inc., 9.375%, due
              06/01/11                                   1,437,750
                                                      ------------
            TOTAL HOUSEHOLD PRODUCTS                     3,574,550
                                                      ------------
            INSURANCE (0.5%)
   400,000  Conseco, Inc., 6.4%, due 02/10/03              340,000
 2,275,000  Conseco, Inc., 9%, due 04/15/08              1,251,250+
                                                      ------------
            TOTAL INSURANCE                              1,591,250
                                                      ------------
            LODGING (1.0%)
 1,200,000  Boyd Gaming Corp., 9.5%, due 07/15/07        1,260,000+
   800,000  Boyd Gaming Corp., (144A), 8.75%, due
              04/15/12                                     828,000*
 1,000,000  Felcor Lodging Trust, Inc., 8.5%, due
              06/01/11                                   1,025,000
                                                      ------------
            TOTAL LODGING                                3,113,000
                                                      ------------
            MACHINERY (0.7%)
   880,000  AGCO Corp., 8.5%, due 03/15/06                 882,200
   300,000  AGCO Corp., 9.5%, due 05/01/08                 324,000
 1,050,000  BRL Universal Equipment, 8.875%, due
              02/15/08                                   1,081,500
                                                      ------------
            TOTAL MACHINERY                              2,287,700
                                                      ------------
            MEDIA--BROADCASTING & PUBLISHING (17.7%)
 1,550,000  Acme Communications, Inc., 12%, due
              09/30/05                                   1,426,000
 1,075,000  Adelphia Communications Corp., 9.375%,
              due 11/15/09                                 876,125
   725,000  Adelphia Communications Corp., 9.875%,
              due 03/01/07                                 601,750
 2,000,000  Adelphia Communications Corp., 10.25%,
              due 11/01/06                               1,710,000+
 1,490,000  Adelphia Communications Corp., 10.25%,
              due 06/15/11                               1,251,600
 1,925,000  American Achievement Corp., (144A),
              11.625%, due 01/01/07                      2,040,500*
 1,700,000  American Media Operations, Inc., 10.25%,
              due 05/01/09                               1,776,500
   800,000  Century Communications Corp., 8.375%,
              due 12/15/07                                 652,000

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25

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            MEDIA--BROADCASTING & PUBLISHING
            (CONTINUED)
$   55,000  Century Communications Corp., 8.75%, due
              10/01/07                                $     44,825
   400,000  Century Communications Corp., 8.875%,
              due 01/15/07                                 336,000
   615,000  Century Communications Corp., 9.5%, due
              03/01/05                                     553,500
   715,000  Charter Communications Holdings, LLC,
              0%, due 04/01/11                             500,500
 2,100,000  Charter Communications Holdings, LLC,
              10%, due 04/01/09                          1,995,000+
 3,225,000  Charter Communications Holdings, LLC,
              10%, due 05/15/11                          2,999,250
 2,875,000  Charter Communications Holdings, LLC,
              11.125%, due 01/15/11                      2,846,250
   975,000  Corus Entertainment, Inc., (144A),
              8.75%, due 03/01/12                        1,011,563*
 1,375,000  CSC Holdings, Inc., 7.625%, due 04/01/11     1,292,651+
 1,000,000  CSC Holdings, Inc., 7.625%, due 07/15/18       864,940
   425,000  CSC Holdings, Inc., 8.125%, due 07/15/09       413,160+
 1,100,000  EchoStar DBS Corp., 9.375%, due 02/01/09     1,149,500+
 1,000,000  Entravision Communications Corp.,
              (144A), 8.125%, due 03/15/09               1,020,000*
   750,000  Garden State Newspapers, Inc., 8.625%,
              due 07/01/11                                 735,000
 1,750,000  Lin Holdings Corp., 0%, due 03/01/08         1,610,000
   500,000  Lin Television Corp., 8.375%, due
              03/01/08                                     502,500
 3,250,000  Mediacom Broadband, LLC, 11%, due
              07/15/13                                   3,461,250
 1,650,000  Pegasus Satellite Communications Corp.,
              12.375%, due 08/01/06                      1,023,000+
 1,575,000  Primedia, Inc., 8.875%, due 05/15/11         1,401,750
 1,000,000  Quebecor Media, Inc., 11.125%, due
              07/15/11                                   1,080,000+
 1,500,000  Quebecor, Inc., 9.5%, due 02/15/07           1,582,500
 1,500,000  Radio One, Inc., 8.875%, due 07/01/11        1,575,000+
 1,250,000  Sinclair Broadcast Group, Inc., (144A),
              8%, due 03/15/12                           1,262,500* +
 1,775,000  Sinclair Broadcast Group, Inc., (144A),
              8.75%, due 12/15/11                        1,859,313*
 1,725,000  Spanish Broadcasting System, Inc.,
              9.625%, due 11/01/09                       1,828,500
 3,200,000  STC Broadcasting, Inc., 11%, due
              03/15/07                                   3,376,000
 1,000,000  Von Hoffman Corp., (144A), 10.25%, due
              03/15/09                                   1,045,000*
   830,000  Von Hoffmann Press, Inc., (144A),
              10.875%, due 05/15/07                        809,250*
 3,060,000  WRC Media Corp., 12.75%, due 11/15/09        3,174,750
 2,000,000  Young Broadcasting, Inc., 10%, due
              03/01/11                                   2,100,000
   825,000  Young Broadcasting, Inc., (144A), 8.5%,
              due 12/15/08                                 858,000*
                                                      ------------
            TOTAL MEDIA--BROADCASTING & PUBLISHING      54,645,927
                                                      ------------
            MEDICAL SUPPLIES (0.2%)
   680,000  Hanger Orthopedic Group, Inc., (144A),
              10.375%, due 02/15/09                        722,500* +
                                                      ------------
            METALS (2.2%)
   900,000  AK Steel Corp., 7.875%, due 02/15/09           904,500
   200,000  California Steel Industries, 8.5%, due
              04/01/09                                     201,000
   750,000  Century Aluminium Co., 11.75%, due
              04/15/08                                     806,250
   580,000  Golden Northwest Aluminum, Inc., 12%,
              due 12/15/06                                 348,000

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
                                                                          [ICON]
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                                                                  APRIL 30, 2002

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            METALS (CONTINUED)
$  990,000  International Wire Group, Inc., 11.75%,
              due 06/01/05                            $    910,800
   225,000  Neenah Corp., 11.125%, due 05/01/07            126,000
   125,000  Neenah Corp., Sr. Sub. Notes, 11.125%,
              due 05/01/07                                  70,000
   500,000  Steel Dynamics, Inc., (144A), 9.5%, due
              03/15/09                                     526,250*
   925,000  U.S. Steel Group, (144A), 10.75%, due
              08/01/08                                     948,125* +
   890,000  Wheeling Pittsburgh Corp., 9.25%, due
              11/15/07                                      17,800** #
 1,250,000  Wolverine Tube, Inc., (144A), 7.375%,
              due 08/01/08                               1,134,438*
   800,000  Wolverine Tube, Inc., (144A), 10.5%, due
              04/01/09                                     804,000*
                                                      ------------
            TOTAL METALS                                 6,797,163
                                                      ------------
            PAPER & FOREST PRODUCTS (3.9%)
 2,425,000  Buckeye Technologies, Inc., 8%, due
              10/15/10                                   2,061,250
   750,000  Caraustar Industries, Inc., 9.875%, due
              04/01/11                                     798,750
   750,000  FiberMark, Inc., 10.75%, due 04/15/11          690,000+
   900,000  Fort James Corp., 6.7%, due 11/15/03           899,703
   400,000  Georgia-Pacific Corp., 7.5%, due
              05/15/06                                     397,812
   600,000  Georgia-Pacific Corp., 8.125%, due
              05/15/11                                     599,064
   700,000  Specialty Paperboard, Inc., 9.375%, due
              10/15/06                                     647,500
 1,375,000  Stone Container Corp., 9.75%, due
              02/01/11                                   1,481,563
 1,965,000  Sweetheart Cup Co., Inc., 10.5%, due
              09/01/03                                   1,866,750+
   650,000  Tembec Industries, Inc., 8.5%, due
              02/01/11                                     676,000
   300,000  Tembec Industries, Inc., 8.625%, due
              06/30/09                                     312,000
 1,500,000  Tembec Industries, Inc., (144A), 7.75%,
              due 03/15/12                               1,497,330*
                                                      ------------
            TOTAL PAPER & FOREST PRODUCTS               11,927,722
                                                      ------------
            PHARMACEUTICALS (0.4%)
 1,100,000  Amerisource Bergen Corp., 8.125%, due
              09/01/08                                   1,166,000+
                                                      ------------
            POLLUTION CONTROL (0.3%)
 1,075,000  Allied Waste North America, Inc.,
              7.875%, due 01/01/09                       1,053,500
 1,050,000  Mid-American Waste System, Inc., 12.25%,
              due 02/15/03                                  10,500
   700,000  Safety-Kleen Corp., 9.25%, due 05/15/09          3,500** #
   245,000  Safety-Kleen Services, Inc., 9.25%, due
              06/01/08                                       1,225#
                                                      ------------
            TOTAL POLLUTION CONTROL                      1,068,725
                                                      ------------
            RETAIL (1.8%)
   975,000  Interface, Inc., (144A), 10.375%, due
              02/01/10                                   1,053,000*
 1,000,000  J. Crew Operating Corp., 10.375%, due
              10/15/07                                     870,000+
   800,000  Levi Strauss & Co., Inc., 11.625%, due
              01/15/08                                     848,000
 1,775,000  Saks, Inc., 8.25%, due 11/15/08              1,766,125+
 1,000,000  The Gap, Inc., (144A), 8.8%, due
              12/15/08                                     997,360* +
                                                      ------------
            TOTAL RETAIL                                 5,534,485
                                                      ------------
            TELECOMMUNICATIONS (3.8%)
 1,375,000  Alliance Atlantis Communications Corp.,
              13%, due 12/15/09                          1,540,000
 2,550,000  Crown Castle International Corp.,
              10.75%, due 08/01/11                       2,358,750+
 3,175,000  Echostar Communications Corp., 10.375%,
              due 10/01/07                               3,365,500+
 1,475,000  Insight Midwest, LP, 10.5%, due 11/01/10     1,563,500+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
27

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            ------------
            TELECOMMUNICATIONS (CONTINUED)
$1,275,000  RCN Corp., 10.125%, due 01/15/10          $    382,500+
 1,825,000  Rural Cellular Corp., (144A), 9.75%, due
              01/15/10                                   1,496,500* +
 1,295,000  SBA Communications Corp., 0%, due
              03/01/08                                     815,850
   125,000  SBA Communications Corp., 10.25%, due
              02/01/09                                      90,000+
                                                      ------------
            TOTAL TELECOMMUNICATIONS                    11,612,600
                                                      ------------
            TRANSPORTATION (0.6%)
 1,350,000  Hornbeck-Leevac Marine Services, Inc.,
              10.625%, due 08/01/08                      1,404,000
   450,000  Petroleum Helicopters, Inc., (144A),
              9.375%, due 05/01/09                         461,250*
                                                      ------------
            TOTAL TRANSPORTATION                         1,865,250
                                                      ------------
            UTILITIES (4.6%)
 1,025,000  AES Corp., 8.875%, due 02/15/11                840,500
 1,975,000  AES Corp., 9.375%, due 09/15/10              1,639,250
 1,000,000  AES Corp., 9.5%, due 06/01/09                  850,000+
 2,750,000  Calpine Canada Energy Finance, LLC,
              8.5%, due 05/01/08                         2,337,500+
 3,350,000  Calpine Corp., 8.625%, due 08/15/10          2,864,250
   825,000  CMS Energy Corp., 7.5%, due 01/15/09           829,123
   750,000  CMS Energy Corp., 8.5%, due 04/15/11           791,250
 1,800,000  Mirant Americas Generation, Inc.,
              (144A), 7.2%, due 10/01/08                 1,674,000* +
 1,112,771  Panda Funding Corp., 11.625%, due
              08/20/12                                   1,112,771
   425,000  TNP Enterprises, Inc., 10.25%, due
              04/01/10                                     446,250
   750,000  UCAR Finance, Inc., (144A), 10.25%, due
              02/15/12                                     791,250*
                                                      ------------
            TOTAL UTILITIES                             14,176,144
                                                      ------------
            TOTAL FIXED INCOME SECURITIES (COST:
              $295,931,437) (95.4%)                    294,356,815
                                                      ------------

NUMBER OF
 SHARES,
WARRANTS,
OR RIGHTS   EQUITY SECURITIES
----------  -----------------
     3,300  Classic Communications, Inc., (144A),
              Common Stock                                      33* **
     2,047  Forman Petroleum Corp., Warrants, expire
              06/01/04                                          --**
     4,150  GT Group Telecom, Inc., Warrants, expire
              02/01/10                                       4,150**
       620  Insilco Corp., Warrants, expire 08/15/07            --**
       800  Pliant Corp., Warrants, expire 06/01/10          1,600**
     2,920  Terex Corp., Stock Appreciation Rights,
              (144A), expire 05/15/02                       35,040* **
     3,075  Travel Centers of America, Inc.,
              Warrants, expire 05/01/09                     30,750**
     1,454  WRC Media Corp., (144A), Common Stock               --* **
                                                      ------------
            TOTAL EQUITY SECURITIES (COST: $45,133)
              (0.0%)                                        71,573
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS                       VALUE
----------  ----------------------                    ------------
$6,758,831  Bank of Montreal, 1.77%, due 05/08/02     $  6,758,831***
 5,256,869  Bank of Nova Scotia, 1.83%, due 06/07/02     5,256,869***
 5,256,868  Bayerische Hypo-Und Vereinsbank AG,
              1.8%, due 05/08/02                         5,256,868***
 3,754,906  Citibank, N.A., 1.89%, due 06/18/02          3,754,906***
 8,260,793  Credit Agricole, 1.75%, due 05/07/02         8,260,793***
 3,754,906  Den Danske, 1.84%, due 05/28/02              3,754,906***
 7,509,812  Dreyfus Money Market Fund, 1.95%, due
              05/01/02                                   7,509,812***
 1,334,655  Fleet National Bank, 1.88%, due 06/03/02     1,334,655***
 7,495,315  Investors Bank & Trust Depository
              Reserve, 0.82%, due 05/01/02               7,495,315
 1,501,962  Merrill Lynch & Company, 1.91%, due
              11/26/02                                   1,501,962***
   750,981  Merrill Lynch & Company, 1.92%, due
              04/16/03                                     750,981***
 7,661,375  Merrimac Money Market Fund, 1.92%, due
              05/01/02                                   7,661,375***
 1,501,962  National City Bank, 1.91%, due 01/23/03      1,501,962***
 3,754,906  Royal Bank of Canada, 1.75%, due
              05/02/02                                   3,754,906***
 1,501,962  Royal Bank of Scotland, 1.92%, due
              06/26/02                                   1,501,962***
 1,501,962  US Bank N.A., 1.89%, due 11/06/02            1,501,962***
                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $67,558,065) (21.9%)                      67,558,065
                                                      ------------
            TOTAL INVESTMENTS (COST: $363,534,635)
              (117.3%)                                 361,986,453
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-17.3%)                                 (53,490,259)
                                                      ------------
            NET ASSETS (100.0%)                       $308,496,194
                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2002, THE VALUE OF THESE SECURITIES AMOUNTED TO $53,403,286 OR 17.3% OF NET ASSETS.
 **  NON-INCOME PRODUCING.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  #  COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
29

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

 PRINCIPAL
   AMOUNT     FIXED INCOME SECURITIES                     VALUE
------------  -----------------------                   ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS
                (8.4% OF NET ASSETS)
$    743,585  Cendant Mortgage Corp. (01-1-A2), 7%,
                due 06/18/24                            $  750,324
                                                        ----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS
                (79.8%)
     564,815  Federal Home Loan Mortgage Corp., Pool
                #310005, 8.408%, due 11/01/19              584,140
     876,334  Federal Home Loan Mortgage Corp., Pool
                #610967, 7.413%, due 04/01/28              900,683
     503,213  Federal National Mortgage Association,
                Pool #392536, 7.6%, due 08/01/27           519,410
     643,090  Government National Mortgage Association
                II, Pool #80022, 7.63%, due 12/20/26       663,411
     929,856  Government National Mortgage Association
                II, Pool #80057, 6.375%, due 04/20/27      952,833
     997,865  Government National Mortgage Association
                II, Pool #80585, 5%, due 03/20/32        1,013,186
   2,500,000  Government National Mortgage Association
                II, Pool #80594, 5%, due 04/20/32        2,528,827
                                                        ----------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST: $7,104,681)                       7,162,490
                                                        ----------
              TOTAL FIXED INCOME SECURITIES (COST:
                $7,904,916) (88.2%)                      7,912,814
                                                        ----------

              SHORT-TERM INVESTMENTS
              ----------------------
      29,105  Investors Bank & Trust Depository
                Reserve, 0.82%, due 05/01/02                29,105
     400,000  Novartis Finance Corp., 1.74%, due
                05/16/02 (Commercial Paper)                399,710
     400,000  Pfizer, Inc., 1.72%, due 05/06/02
                (Commercial Paper)                         399,905
     400,000  Toyota Motor Credit Corp., 1.72%, due
                05/09/02 (Commercial Paper)                399,847
     300,000  UBS Finance, Inc., 1.9%, due 05/01/02
                (Commercial Paper)                         300,000
                                                        ----------
              TOTAL SHORT-TERM INVESTMENTS (COST:
                $1,528,567) (17.1%)                      1,528,567
                                                        ----------
              TOTAL INVESTMENTS (COST: $9,433,483)
                (105.3%)                                 9,441,381
              LIABILITIES IN EXCESS OF OTHER ASSETS
                (-5.3%)                                   (471,508)
                                                        ----------
              NET ASSETS (100.0%)                       $8,969,873
                                                        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002

PRINCIPAL
  AMOUNT    FIXED INCOME SECURITIES                      VALUE
----------  -----------------------                   -----------

            COLLATERALIZED MORTGAGE OBLIGATIONS
              (60.7% OF NET ASSETS)
$1,030,868  ABN Amro Mortgage Corp. (98-4-A6),
              6.75%, due 11/25/28 (TAC)               $ 1,037,955
 2,122,867  Bear Stearns Mortgage Securities, Inc.
              (97-2-A5), 6.875%, due 01/28/24           2,120,876
 1,500,000  CMC Securities Corp. III (94-A-A22),
              8.63%, due 02/25/24 (I/F)                 1,500,000
 4,710,119  Countrywide Funding Corp. (93-7-A5), 7%,
              due 11/25/23 (TAC)                        4,663,678
 1,364,681  Federal Home Loan Mortgage Corp.
              (1422-SA), 15.03%, due 11/15/07 (I/F)     1,485,370
 3,350,000  Federal Home Loan Mortgage Corp.
              (1620-SB), 10%, due 11/15/23 (I/F)        3,150,959
 3,357,000  Federal Home Loan Mortgage Corp.
              (1629-PB), 6%, due 05/15/23               3,370,760
 1,782,000  Federal Home Loan Mortgage Corp.
              (1662-N), 6.25%, due 01/15/09             1,814,664
   466,739  Federal Home Loan Mortgage Corp.
              (1796-E), 6%, due 09/15/08                  482,345
   580,559  Federal Home Loan Mortgage Corp.
              (1844-E), 6.5%, due 10/15/13                597,771
 3,500,000  Federal Home Loan Mortgage Corp.
              (2020-D), 6.25%, due 01/15/27 (PAC)       3,540,565
 2,000,000  Federal Home Loan Mortgage Corp.
              (2061-TA), 5.25%, due 10/15/27 (PAC)      1,799,900
 3,000,000  Federal National Mortgage Association
              (02-2-QD), 6%, due 11/25/29               2,927,227
 1,000,000  Federal National Mortgage Association
              (92-215-PL), 7.25%, due 11/25/21 (PAC)    1,017,700
 1,591,434  Federal National Mortgage Association
              (93-130-NA), 6.5%, due 05/25/23           1,623,406
 2,142,221  Federal National Mortgage Association
              (93-189-S), 9.09%, due 10/25/23 (I/F)     2,227,182
 1,000,000  Federal National Mortgage Association
              (93-202-SZ), 10%, due 11/25/23
              (PAC)(I/F)                                  969,840
    12,404  Federal National Mortgage Association
              (93-223-EA), 6.5%, due 12/25/23 (PAC)        12,421
   145,219  Federal National Mortgage Association
              (93-2-B), 7.2%, due 11/25/03                149,346
 1,663,307  Federal National Mortgage Association
              (94-40-SA), 18.94%, due 03/25/24 (I/F)    1,714,246
 1,134,344  Federal National Mortgage Association
              (G92-29-J), 8%, due 07/25/22              1,197,504
 3,911,122  First Nationwide Trust (01-51-A1),
              6.75%, due 10/21/31                       3,969,789
 3,944,585  GMAC Mortgage Corp. (00-J3-A3), 7.75%,
              due 10/25/30                              4,050,694
 2,844,053  Residential Accredit Loans, Inc.
              (97-QS13-A7), 7.25%, due 12/25/27         2,925,820

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
31

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS
            (CONTINUED)
$2,300,000  Residential Asset Securitization Trust
              (98-A12-A16), 6.75%, due 11/25/28       $ 2,340,250
 2,045,326  Residential Funding Mortgage Securities
              I (95-S21-A6), 7.5%, due 12/26/25         2,098,299
    58,661  Residential Funding Mortgage Securities
              I (95-S7-A9), 8%, due 05/25/10 (I/O)          1,375
                                                      -----------
            TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS
              (COST: $49,062,827)                      52,789,942
                                                      -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
              (25.9%)
   219,995  Federal Home Loan Mortgage Corp., Pool
              #755183, 7.23%, due 12/01/15                227,433
 2,654,287  Federal Home Loan Mortgage Corp., Pool
              #755363, 6.61%, due 09/01/30              2,719,025
   118,220  Federal Home Loan Mortgage Corp., Pool
              #846317, 7.17%, due 08/01/26                122,867
   356,824  Federal Home Loan Mortgage Corp., Pool
              #846510, 7.284%, due 04/01/25               367,157
 1,805,716  Federal Home Loan Mortgage Corp., Pool
              #846732, 6.49%, due 01/01/30              1,884,899
 2,541,188  Federal Home Loan Mortgage Corp., Pool
              #G30194, 6.5%, due 04/01/21               2,595,188
   523,094  Federal Housing Authority (#000-13002),
              7.125%, due 03/01/04                        516,556
 2,743,084  Federal Housing Authority (#012-11216),
              7.185%, due 03/25/29                      2,708,796
 1,772,920  Federal Housing Authority (#044-10592),
              7.625%, due 08/01/22                      1,759,623
   251,269  Federal Housing Authority (#112-43055),
              9.25%, due 05/25/32                         253,782
     5,815  Federal National Mortgage Association,
              Pool #029542, 8.75%, due 07/01/09             6,336
       841  Federal National Mortgage Association,
              Pool #062420, 7.5%, due 03/01/06                879
   306,431  Federal National Mortgage Association,
              Pool #124410, 7.08%, due 07/01/22           315,587
    92,559  Federal National Mortgage Association,
              Pool #137064, 8.24%, due 03/01/19            94,862
   249,562  Federal National Mortgage Association,
              Pool #303786, 7.5%, due 02/01/11            264,536
   116,539  Federal National Mortgage Association,
              Pool #348025, 6.25%, due 06/01/26           116,568
 2,913,686  Federal National Mortgage Association,
              Pool #589081, 6.5%, due 08/01/31          2,948,741
 2,602,592  Government National Mortgage Association
              II, Pool #003068, 6.5%, due 04/20/31      2,629,058
     7,034  Government National Mortgage
              Association, Pool #003933, 8.25%, due
              07/15/04                                      7,290

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS
            (CONTINUED)
$1,489,106  Government National Mortgage
              Association, Pool #351003, 7.5%, due
              07/15/28                                $ 1,557,977
 1,374,627  Government National Mortgage
              Association, Pool #365618, 7%, due
              10/15/33                                  1,399,756
                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $22,300,488)                      22,496,916
                                                      -----------
            U.S. TREASURY SECURITIES (0.3%)
   177,000  Certificates Accrual Treasury Strips,
              0%, due 05/15/06                            147,949
   112,000  Certificates Accrual Treasury Strips,
              0%, due 08/15/08                             81,732
                                                      -----------
            TOTAL U.S. TREASURY SECURITIES (COST:
              $207,344)                                   229,681
                                                      -----------
            TOTAL FIXED INCOME SECURITIES (COST:
              $71,570,659) (86.9%)                     75,516,539
                                                      -----------

            SHORT-TERM INVESTMENTS
            ----------------------
    70,787  Investors Bank & Trust Depository
              Reserve, 0.82%, due 05/01/02                 70,787
 1,600,000  Novartis Finance Corp., 1.74%, due
              5/16/02 (Commercial Paper)                1,598,840
 3,950,000  Pitney Bowes, Inc., 1.72%, due 5/03/02
              (Commercial Paper)                        3,949,623
 1,600,000  Toyota Motor Credit Corp., 1.72%, due
              5/01/02 (Commercial Paper)                1,599,388
 2,100,000  UBS Finance, Inc., 1.90%, due 5/01/02
              (Commercial Paper)                        2,100,000
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $9,318,638) (10.7%)                       9,318,638
                                                      -----------
            TOTAL INVESTMENTS (COST: $80,889,297)
              (97.6%)                                  84,835,177
            EXCESS OF OTHER ASSETS OVER LIABILITIES
              (2.4%)                                    2,122,862
                                                      -----------
            NET ASSETS (100.0%)                       $86,958,039
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
33

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2002

                                                                                              TCW GALILEO
                                                                                 TCW GALILEO  TOTAL RETURN
                           TCW GALILEO   TCW GALILEO  TCW GALILEO  TCW GALILEO    MORTGAGE-    MORTGAGE-
                              MONEY      CORE FIXED    FLEXIBLE     HIGH YIELD     BACKED        BACKED
                              MARKET       INCOME       INCOME         BOND      SECURITIES    SECURITIES
                               FUND         FUND         FUND          FUND         FUND          FUND
                           ------------  -----------  -----------  ------------  -----------  ------------
                                                     DOLLAR AMOUNTS IN THOUSANDS
                                                     (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value
     (1)                   $   626,444   $   50,871    $  1,876    $   361,986    $  9,441     $   84,835
  Receivables for
     Securities Sold                --          346          41          1,724          52            171
  Receivables for Fund
     Shares Sold                    --          200          --             25          --          1,633
  Interest Receivable            1,697          744          38          8,577          49            502
                           ------------  ----------    --------    -----------    --------     ----------
    Total Assets               628,141       52,161       1,955        372,312       9,542         87,141
                           ------------  ----------    --------    -----------    --------     ----------
LIABILITIES
  Distribution Payable             761           37          --            250           7              6
  Payables for Securities
     Purchased                      --          350         100          2,604          --             --
  Payables for Fund
     Shares Redeemed                --          730          --            630         520            102
  Payables Upon Return of
     Securities Loaned
     (Note 3)                       --        1,779          --         60,063          --             --
  Accrued Management Fees          113           13          --            187           3             31
  Other Accrued Expenses            75           59          34             82          42             44
                           ------------  ----------    --------    -----------    --------     ----------
    Total Liabilities              949        2,968         134         63,816         572            183
                           ------------  ----------    --------    -----------    --------     ----------
NET ASSETS                 $   627,192   $   49,193    $  1,821    $   308,496    $  8,970     $   86,958
                           ============  ==========    ========    ===========    ========     ==========
NET ASSETS CONSIST OF:
  Paid-in Capital          $   627,192   $   53,873    $  2,167    $   375,065    $ 14,445     $   83,994
  Undistributed Net
     Realized (Loss) on
     Investments and
     Foreign Currency               --       (5,260)       (275)       (61,662)     (5,138)          (372)
  Unrealized Appreciation
     (Depreciation) on
     Investments and
     Foreign Currency               --           69         (75)        (1,549)          8          3,946
  Undistributed Net
     Investment Income
     (Loss)                         --          511           4         (3,358)       (345)          (610)
                           ------------  ----------    --------    -----------    --------     ----------
NET ASSETS                 $   627,192   $   49,193    $  1,821    $   308,496    $  8,970     $   86,958
                           ============  ==========    ========    ===========    ========     ==========
NET ASSETS ATTRIBUTABLE
  TO:
  I Class Shares           $   627,192   $   47,687    $     --    $   298,287    $  8,970     $   85,691
                           ============  ==========    ========    ===========    ========     ==========
  N Class Shares           $        --   $    1,506    $  1,821    $    10,209    $     --     $    1,267
                           ============  ==========    ========    ===========    ========     ==========
CAPITAL SHARES
  OUTSTANDING:
  I Class                  627,191,562    5,060,388          --     41,791,491     925,716      8,807,937
                           ============  ==========    ========    ===========    ========     ==========
  N Class                           --      158,704     219,511      1,418,117          --        126,891
                           ============  ==========    ========    ===========    ========     ==========
NET ASSET VALUE PER
  SHARE:
  I Class                  $      1.00   $     9.42    $     --    $      7.14    $   9.69     $     9.73
                           ============  ==========    ========    ===========    ========     ==========
  N Class                  $        --   $     9.49    $   8.30    $      7.20    $     --     $     9.99
                           ============  ==========    ========    ===========    ========     ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO FLEXIBLE INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO MORTGAGE- BACKED SECURITIES FUND, AND THE TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND AT APRIL 30, 2002 WAS $626,444, $50,802, $1,951, $363,535, $9,433, AND
     $80,889, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2002

                                                                                            TCW GALILEO
                                                                               TCW GALILEO  TOTAL RETURN
                           TCW GALILEO  TCW GALILEO  TCW GALILEO  TCW GALILEO   MORTGAGE-    MORTGAGE-
                              MONEY     CORE FIXED    FLEXIBLE    HIGH YIELD     BACKED        BACKED
                             MARKET       INCOME       INCOME        BOND      SECURITIES    SECURITIES
                              FUND         FUND         FUND         FUND         FUND          FUND
                           -----------  -----------  -----------  -----------  -----------  ------------
                                                    DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                  $   --       $    --       $  9       $     --      $   --       $    --
  Interest                    4,655         1,974         60         14,287         737         3,510
                             ------       -------       ----       --------      ------       -------
    Total                     4,655         1,974         69         14,287         737         3,510
                             ------       -------       ----       --------      ------       -------
EXPENSES:
  Management Fees               540           126          7          1,041          67           209
  Accounting Service Fees        36            18         12             32          12            15
  Administration Fees            64            34         17             54          17            17
  Transfer Agent Fees:
    I Class                      21            14         --             17          14            13
    N Class                      --            14         10             13          --            14
  Custodian Fees                 13            31          6             37           8             7
  Professional Fees              20            15          7             19          16            18
  Directors' Fees &
    Expenses                      4             4          4              4           4             4
  Registration Fees:
    I Class                      14             9         --             11           3             9
    N Class                      --             7         --              6          --             6
  Distributions Fees:
    N Class (Note 6)             --             9          2             11          --             1
  Other                          19             5          1             17           3             6
                             ------       -------       ----       --------      ------       -------
    Total                       731           286         66          1,262         144           319
    Less Expenses Borne
      by Investment
      Advisor:
      I Class                    --            --         --             --          20            --
      N Class                    --            20         53             12          --            20
                             ------       -------       ----       --------      ------       -------
      Net Expenses              731           266         13          1,250         124           299
                             ------       -------       ----       --------      ------       -------
  Net Investment Income       3,924         1,708         56         13,037         613         3,211
                             ------       -------       ----       --------      ------       -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain
    (Loss) on:
    Investments                  --           (62)       (62)       (13,139)        269           363
    Foreign Currency             --           (58)        --             --          --            --
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                  --        (1,601)       105         22,095        (672)       (1,358)
    Foreign Currency             --             6         --             --          --            --
                             ------       -------       ----       --------      ------       -------
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions                 --        (1,715)        43          8,956        (403)         (995)
                             ------       -------       ----       --------      ------       -------
INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS            $3,924       $    (7)      $ 99       $ 21,993      $  210       $ 2,216
                             ======       =======       ====       ========      ======       =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO             TCW GALILEO CORE
                                   MONEY MARKET FUND         FIXED INCOME FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2002      OCTOBER 31,     2002      OCTOBER 31,
                                (UNAUDITED)     2001      (UNAUDITED)     2001
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
 Net Investment Income           $  3,924     $ 13,105     $  1,708     $  4,327
 Net Realized (Loss) on
   Investments and Foreign
   Currency Transactions               --           --         (120)        (398)
 Change in Unrealized
   Appreciation (Depreciation)
   on Investments and Foreign
   Currency Transactions               --           --       (1,595)       3,231
                                 --------     --------     --------     --------
 Increase (Decrease) in Net
   Assets Resulting from
   Operations                       3,924       13,105           (7)       7,160
                                 --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net
   Investment Income:
   I Class                         (3,924)     (13,105)      (1,461)      (4,439)
   N Class                             --           --         (177)         (39)
                                 --------     --------     --------     --------
 Total Distributions to
   Shareholders                    (3,924)     (13,105)      (1,638)      (4,478)
                                 --------     --------     --------     --------
NET CAPITAL SHARE TRANSACTIONS
 (NOTE 8)
 I Class                          298,435       96,582      (14,249)     (12,685)
 N Class                               --           --       (2,119)       3,839
                                 --------     --------     --------     --------
 Increase (Decrease) in Net
   Assets Resulting from Net
   Capital Share Transactions     298,435       96,582      (16,368)      (8,846)
                                 --------     --------     --------     --------
 Increase (Decrease) in Net
   Assets                         298,435       96,582      (18,013)      (6,164)
NET ASSETS
 Beginning of Period              328,757      232,175       67,206       73,370
                                 --------     --------     --------     --------
 End of Period                   $627,192     $328,757     $ 49,193     $ 67,206
                                 ========     ========     ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36
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TCW GALILEO FUNDS, INC.
                                                                          [ICON]
--------------------------------------------------------------------------------
U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                    TCW GALILEO FLEXIBLE           TCW GALILEO HIGH
                                         INCOME FUND               YIELD BOND FUND
                                -----------------------------  ------------------------
                                SIX MONTHS   DECEMBER 1, 2000  SIX MONTHS
                                   ENDED      (COMMENCEMENT       ENDED
                                 APRIL 30,    OF OPERATIONS)    APRIL 30,   YEAR ENDED
                                   2002          THROUGH          2002      OCTOBER 31,
                                (UNAUDITED)  OCTOBER 31, 2001  (UNAUDITED)     2001
                                -----------  ----------------  -----------  -----------
                                              DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income           $   56          $  113        $ 13,037     $ 24,417
  Net Realized (Loss) on
    Investments                      (62)           (213)        (13,139)     (30,403)
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                      105            (178)         22,095          922
                                  ------          ------        --------     --------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                        99            (278)         21,993       (5,064)
                                  ------          ------        --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                           --              --         (13,316)     (25,656)
    N Class                          (69)            (98)           (431)        (204)
                                  ------          ------        --------     --------
  Total Distributions to
    Shareholders                     (69)            (98)        (13,747)     (25,860)
                                  ------          ------        --------     --------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                             --              --          43,655       81,154
  N Class                             69           2,098           1,426        8,637
                                  ------          ------        --------     --------
  Increase in Net Assets
    Resulting from Net Capital
    Share Transactions                69           2,098          45,081       89,791
                                  ------          ------        --------     --------
  Increase in Net Assets              99           1,722          53,327       58,867
NET ASSETS
  Beginning of Period              1,722              --         255,169      196,302
                                  ------          ------        --------     --------
  End of Period                   $1,821          $1,722        $308,496     $255,169
                                  ======          ======        ========     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

U.S. FIXED INCOME
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO         TCW GALILEO TOTAL RETURN
                                    MORTGAGE-BACKED           MORTGAGE-BACKED
                                    SECURITIES FUND           SECURITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2002      OCTOBER 31,     2002      OCTOBER 31,
                                (UNAUDITED)     2001      (UNAUDITED)     2001
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income          $    613      $ 2,837      $ 3,211      $ 5,789
  Net Realized Gain on
    Investments                       269          141          363           --
  Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                      (672)       1,522       (1,358)       5,470
                                 --------      -------      -------      -------
  Increase in Net Assets
    Resulting from Operations         210        4,500        2,216       11,259
                                 --------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                          (603)      (3,115)      (3,125)      (5,039)
    N Class                            --           --          (25)         (19)
                                 --------      -------      -------      -------
  Total Distributions to
    Shareholders                     (603)      (3,115)      (3,150)      (5,058)
                                 --------      -------      -------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
  I Class                         (44,988)      (7,959)      (2,474)      11,795
  N Class                              --           --          702          504
                                 --------      -------      -------      -------
  Increase (Decrease) in Net
    Assets Resulting from Net
    Capital Share Transactions    (44,988)      (7,959)      (1,772)      12,299
                                 --------      -------      -------      -------
  Increase (Decrease) in Net
    Assets                        (45,381)      (6,574)      (2,706)      18,500
NET ASSETS
  Beginning of Period              54,351       60,925       89,664       71,164
                                 --------      -------      -------      -------
  End of Period                  $  8,970      $54,351      $86,958      $89,664
                                 ========      =======      =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         APRIL 30, 2002

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 28 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Select International Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

On December 17, 2001, the TCW Galileo Diversified Value Fund, the TCW Galileo Income + Growth Fund, and the TCW Galileo Opportunity Fund commenced operations by acquiring all the assets and liabilities of the former SG Cowen Large Cap Value Fund, SG Cowen Income + Growth Fund, and SG Cowen Opportunity Fund, respectively.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING:   The Funds use the accrual method of accounting for
financial reporting purposes.

ADOPTION OF NEW ACCOUNTING PRINCIPLE: Effective November 1, 2001, the Funds adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to November 1, 2001, the Funds did not amortize premiums. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in the following reclassifications of the components of net assets. At November 1, 2001, the following reclassifications were made (amounts in thousands):

                                                NET UNREALIZED             UNDISTRIBUTED
                                          APPRECIATION/(DEPRECIATION)  NET INVESTMENT INCOME
                                          ---------------------------  ---------------------
TCW Galileo Core Fixed Income Fund                            5                      (5)
TCW Galileo Flexible Income Fund                              2                      (2)
TCW Galileo High Yield Bond Fund                           (205)                    205

The effect of this change for the six months ended April 30, 2002 was to:

                                     INCREASE/(DECREASE)    INCREASE/(DECREASE)     INCREASE/(DECREASE)
                                       NET INVESTMENT     UNREALIZED APPRECIATION/     NET REALIZED
                                           INCOME              (DEPRECIATION)              GAIN
                                     -------------------  ------------------------  -------------------
TCW Galileo Core Fixed Income Fund                (7)                     12                     (5)
TCW Galileo Flexible Income Fund                  (2)                      2                     --
TCW Galileo High Yield Bond Fund                 154                      31                   (185)

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in policy.

The TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund have always amortized premiums and discounts since inception of the funds and therefore required no reclassification.

SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using an effective yield method. Original issue discount is accreted as interest income using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 2002.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2002.

ALLOCATION OF OPERATING ACTIVITY: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations (see Note 6). All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other funds.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly except for the TCW Galileo Flexible Income Fund which pays quarterly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Statements of Changes in Net Assets and Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2002 (amounts in thousands):

                                        MARKET VALUE OF                             SECURITIES
                                       LOANED SECURITIES     COLLATERAL VALUE     LENDING INCOME*
                                       ------------------    ----------------    -----------------
TCW Galileo Core Fixed Income Fund     $            1,735    $         1,779     $               3
TCW Galileo High Yield Bond Fund                   58,546             60,063                    80

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2002, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                     TCW GALILEO    TCW GALILEO    TCW GALILEO
                                     CORE FIXED   FLEXIBLE INCOME  HIGH YIELD
                                     INCOME FUND       FUND         BOND FUND
                                     -----------  ---------------  -----------
Unrealized Appreciation                $ 1,007        $   86        $ 11,440
Unrealized (Depreciation)                 (938)         (161)        (12,989)
                                       -------        ------        --------
Net Unrealized Appreciation
  (Depreciation)                       $    69        $  (75)       $ (1,549)
                                       =======        ======        ========
Cost of Investments for Federal
  Income Tax Purposes                  $50,799        $1,951        $363,771
                                       =======        ======        ========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

                                                             TCW GALILEO
                                            TCW GALILEO     TOTAL RETURN
                                             MORTGAGE-        MORTGAGE-
                                              BACKED           BACKED
                                          SECURITIES FUND  SECURITIES FUND
                                          ---------------  ---------------
Unrealized Appreciation                       $   75           $ 4,462
Unrealized (Depreciation)                        (67)             (516)
                                              ------           -------
Net Unrealized Appreciation                   $    8           $ 3,946
                                              ======           =======
Cost of Investments for Federal Income
  Tax Purposes                                $9,433           $80,889
                                              ======           =======

At April 30, 2002, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                  EXPIRING IN
                           ---------------------------------------------------------
                           2002   2003   2004  2005   2006    2007    2008    2009
                           ----  ------  ----  ----  ------  ------  ------  -------
TCW Galileo Core Fixed
  Income Fund              $641  $  644  $ --  $--   $   --  $1,259  $1,584  $   329
TCW Galileo Flexible
  Income Fund                --      --    --   --       --      --      --      210
TCW Galileo High Yield
  Bond Fund                  --      --    --   --    2,560   5,718   9,607   30,238
TCW Galileo Mortgage-
  Backed Securities Fund     55   4,068   861   73      406      --      78       --
TCW Galileo Total Return
  Mortgage-Backed
  Securities Fund            --      --    --   --       --      --     848       --

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Money Market Fund                        0.25%
TCW Galileo Core Fixed Income Fund                   0.40%
TCW Galileo Flexible Income Fund                     0.75%
TCW Galileo High Yield Bond Fund                     0.75%
TCW Galileo Mortgage-Backed Securities Fund          0.50%*
TCW Galileo Total Return Mortgage-Backed
  Securities Fund                                    0.50%

  *  CURRENTLY, THE ADVISOR IS WAIVING 0.15% OF THE ANNUAL MANAGEMENT FEE.

The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the fund's daily net assets. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper Analytical

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 5 -- FUND EXPENSES (CONTINUED)

Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2002, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

TCW Galileo Core Fixed Income Fund                   1.00%
TCW Galileo Flexible Income Fund                     1.40%
TCW Galileo High Yield Bond Fund                     1.30%
TCW Galileo Mortgage-Backed Securities Fund          1.00%
TCW Galileo Total Return Mortgage-Backed
  Securities Fund                                    1.00%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2002, were as follows (amounts in thousands):

                                     TCW GALILEO    TCW GALILEO    TCW GALILEO
                                     CORE FIXED   FLEXIBLE INCOME  HIGH YIELD
                                     INCOME FUND       FUND         BOND FUND
                                     -----------  ---------------  -----------
Purchases at Cost                      $12,652        $1,123        $124,333
Sales Proceeds                         $19,483        $1,104        $ 81,750
U.S. Government Purchases at Cost      $20,890        $    7        $     --
U.S. Government Sales Proceeds         $27,009        $   --        $     --

                                                        TCW GALILEO
                                       TCW GALILEO     TOTAL RETURN
                                        MORTGAGE-        MORTGAGE-
                                         BACKED           BACKED
                                     SECURITIES FUND  SECURITIES FUND
                                     ---------------  ---------------
Purchases at Cost                        $     0          $    0
Sales Proceeds                           $ 4,024          $1,464
U.S. Government Purchases at Cost        $ 4,535          $   --
U.S. Government Sales Proceeds           $21,964          $2,690

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW GALILEO MONEY MARKET
FUND                                   SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2002                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
SG Cowen Mutal Fund
Shares Sold                      1,878,657,520   $ 1,878,657      3,221,277,613    $ 3,221,278
Shares Issued upon
  Reinvestment of Dividends          2,427,868         2,428          8,888,594          8,889
Shares Redeemed                 (1,582,650,426)   (1,582,650)    (3,133,584,841)    (3,133,585)
                                --------------   -----------     --------------    -----------
    Net Increase                   298,434,962   $   298,435         96,581,366    $    96,582
                                ==============   ===========     ==============    ===========

TCW GALILEO CORE FIXED
INCOME FUND                            SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2002                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,868,425   $    17,606          2,251,771    $    21,349
Shares Issued upon
  Reinvestment of Dividends            143,851         1,368            276,778          2,607
Shares Redeemed                     (3,524,475)      (33,223)        (3,898,413)       (36,641)
                                --------------   -----------     --------------    -----------
    Net (Decrease)                  (1,512,199)  $   (14,249)        (1,369,864)   $   (12,685)
                                ==============   ===========     ==============    ===========

TCW GALILEO CORE FIXED
INCOME FUND                            SIX MONTHS ENDED
N CLASS                                 APRIL 30, 2002                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,420,264   $    13,717          1,247,760    $    11,952
Shares Issued upon
  Reinvestment of Dividends             18,873           181              1,891             18
Shares Redeemed                     (1,687,382)      (16,017)          (851,245)        (8,131)
                                --------------   -----------     --------------    -----------
    Net Increase (Decrease)           (248,245)  $    (2,119)           398,406    $     3,839
                                ==============   ===========     ==============    ===========

TCW GALILEO FLEXIBLE INCOME                                             DECEMBER 1, 2000
FUND                                   SIX MONTHS ENDED                 (COMMENCEMENT OF
N CLASS                                 APRIL 30, 2002                OPERATIONS) THROUGH
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                                 --   $        --            199,901    $     2,000
Shares Issued upon
  Reinvestment of Dividends              8,241            69             11,369             98
                                --------------   -----------     --------------    -----------
    Net Increase                         8,241   $        69            211,270    $     2,098
                                ==============   ===========     ==============    ===========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
U.S. FIXED INCOME
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO HIGH YIELD
BOND FUND                              SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2002                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                         15,800,065   $   111,369         19,695,940    $   148,188
Shares Issued upon
  Reinvestment of Dividends          1,852,272        13,049          2,776,276         20,775
Shares Redeemed                    (11,422,544)      (80,763)       (11,967,004)       (87,809)
                                --------------   -----------     --------------    -----------
    Net Increase                     6,229,793   $    43,655         10,505,212    $    81,154
                                ==============   ===========     ==============    ===========

TCW GALILEO HIGH YIELD
BOND FUND                              SIX MONTHS ENDED
N CLASS                                 APRIL 30, 2002                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            520,127   $     3,727          1,638,558    $    12,123
Shares Issued upon
  Reinvestment of Dividends             71,386           507             17,479            128
Shares Redeemed                       (393,289)       (2,808)          (476,157)        (3,614)
                                --------------   -----------     --------------    -----------
    Net Increase                       198,224   $     1,426          1,179,880    $     8,637
                                ==============   ===========     ==============    ===========

TCW GALILEO MORTGAGE-
BACKED SECURITIES FUND                 SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2002                     YEAR ENDED
                                         (UNAUDITED)                    OCTOBER 31, 2001
                                ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,090,188   $    10,604            705,833    $     6,891
Shares Issued upon
  Reinvestment of Dividends             66,179           646            221,192          2,151
Shares Redeemed                     (5,759,249)      (56,238)        (1,742,950)       (17,001)
                                --------------   -----------     --------------    -----------
    Net (Decrease)                  (4,602,882)  $   (44,988)          (815,925)   $    (7,959)
                                ==============   ===========     ==============    ===========

TCW GALILEO TOTAL RETURN               SIX MONTHS ENDED
MORTGAGE-BACKED SECURITIES              APRIL 30, 2002                     YEAR ENDED
FUND                                     (UNAUDITED)                    OCTOBER 31, 2001
I CLASS                         ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                          1,849,676   $    18,050          1,510,080    $    14,358
Shares Issued upon
  Reinvestment of Dividends            355,173         3,445            499,534          4,708
Shares Redeemed                     (2,480,169)      (23,969)          (765,478)        (7,271)
                                --------------   -----------     --------------    -----------
    Net Increase (Decrease)           (275,320)  $    (2,474)         1,244,136    $    11,795
                                ==============   ===========     ==============    ===========

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  APRIL 30, 2002

TCW GALILEO TOTAL RETURN               SIX MONTHS ENDED
MORTGAGE-BACKED SECURITIES              APRIL 30, 2002                     YEAR ENDED
FUND                                     (UNAUDITED)                    OCTOBER 31, 2001
N CLASS                         ------------------------------  --------------------------------
                                                    AMOUNT                            AMOUNT
                                    SHARES      (IN THOUSANDS)       SHARES       (IN THOUSANDS)
                                --------------  --------------  ----------------  --------------
Shares Sold                            353,696   $     3,523            111,995    $     1,109
Shares Issued upon
  Reinvestment of Dividends              2,503            25              1,484             15
Shares Redeemed                       (285,775)       (2,846)           (62,261)          (620)
                                --------------   -----------     --------------    -----------
    Net Increase                        70,424   $       702             51,218    $       504
                                ==============   ===========     ==============    ===========

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2002.

NOTE 10 -- SUBSEQUENT EVENTS:

Effective May 1, 2002, the TCW Galileo Small Cap Value Fund began offering N Class shares. In addition, effective May 1, 2002, the TCW Galileo Total Return Mortgage-Backed Securities Fund and the TCW Galileo Mortgage-Backed Securities Fund changed their names to the TCW Galileo Total Return Bond Fund and the TCW Galileo Short Term Bond Fund, respectively. There is no change in the investment objective.

TCW GALILEO MONEY MARKET FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                              YEAR ENDED OCTOBER 31,
                           APRIL 30, 2002    -----------------------------------------------------------------
                            (UNAUDITED)         2001          2000        1999         1998           1997
                           --------------    -----------    --------    --------    -----------    -----------
Net Asset Value per
  Share, Beginning of
  Period                      $   1.00        $   1.00      $   1.00    $   1.00     $   1.00       $   1.00
                              --------        --------      --------    --------     --------       --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net Investment Income           0.0100(4)       0.0450(4)     0.0579(4)   0.0434(4)    0.0519(4)      0.0516(4)
                              --------        --------      --------    --------     --------       --------
LESS DISTRIBUTIONS:
Distributions from
  Net Investment Income        (0.0100)        (0.0450)      (0.0579)    (0.0434)     (0.0519)       (0.0516)
                              --------        --------      --------    --------     --------       --------
Net Asset Value per
  Share,
  End of Period               $   1.00        $   1.00      $   1.00    $   1.00     $   1.00       $   1.00
                              ========        ========      ========    ========     ========       ========
Total Return (2)                  0.92% (3)       4.64%         5.94%       4.85%        5.31%          5.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $627,192        $328,757      $232,175    $261,300     $242,451       $222,771
Ratio of Expenses to
  Average Net Assets              0.34% (2)       0.37%(1)      0.38%       0.38%        0.40%(1)       0.40%(1)
Ratio of Net Investment
  Income to Average Net
  Assets                          1.82% (2)       4.46%         5.80%       4.76%        5.19%          5.17%

(1) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS AS DISCLOSED IN NOTE 5 OF THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.38%, 0.41% AND 0.40% FOR THE FISCAL YEARS ENDED OCTOBER 31, 2001, 1998 AND 1997, RESPECTIVELY.
(2)  ANNUALIZED.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                                ENDED                            YEAR ENDED OCTOBER 31,
                           APRIL 30, 2002   ----------------------------------------------------------------
                           (UNAUDITED) (4)     2001        2000         1999           1998          1997
                           ---------------  ----------  -----------  -----------    ----------    ----------
Net Asset Value per
  Share, Beginning of
  Period                       $  9.63       $  9.23     $   9.42     $   9.89       $   9.62      $   9.45
                               -------       -------     --------     --------       --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income             0.26(5)       0.57(5)      0.57(5)      0.57(5)        0.55(5)       0.58(5)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.22)         0.42        (0.21)       (0.50)          0.29          0.19
                               -------       -------     --------     --------       --------      --------
Total from Investment
  Operations                      0.04          0.99         0.36         0.07           0.84          0.77
                               -------       -------     --------     --------       --------      --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income              (0.25)        (0.59)       (0.55)       (0.54)         (0.57)        (0.60)
                               -------       -------     --------     --------       --------      --------
Net Asset Value per
  Share, End of Period         $  9.42       $  9.63     $   9.23     $   9.42       $   9.89      $   9.62
                               =======       =======     ========     ========       ========      ========
Total Return                      0.45% (3)    11.01%        3.97%        0.69%          9.02%         8.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $47,687       $63,262     $ 73,290     $ 70,666       $162,996      $ 19,368
Ratio of Expenses to
  Average Net Assets              0.82% (1)     0.73%        0.81%        0.58%(2)       0.62%         0.93%
Ratio of Net Investment
  Income to Average Net
  Assets                          5.45% (1)     6.07%        6.10%        5.83%          5.60%         6.13%
Portfolio Turnover Rate          59.74% (3)    92.81%      107.59%      136.63%        272.77%       142.96%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTEND NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.72% FOR THE YEAR ENDED OCTOBER 31, 1999.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.46% TO 5.45%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                                                       MARCH 1, 1999
                                                                                       (COMMENCEMENT
                                    SIX MONTHS                 YEAR ENDED              OF OFFERING OF
                                       ENDED                  OCTOBER 31,             N CLASS SHARES)
                                  APRIL 30, 2002      ----------------------------        THROUGH
                                  (UNAUDITED) (5)         2001            2000        OCTOBER 31, 1999
                                  ---------------     ------------    ------------    ----------------
Net Asset Value per Share,
  Beginning of Period                 $  9.69           $  9.32         $  9.51           $  9.74
                                      -------           -------         -------           -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.24(6)           0.52(6)         0.55(6)           0.37(6)
Net Realized and Unrealized
  Gain (Loss) on Investments            (0.19)             0.46           (0.21)            (0.35)
                                      -------           -------         -------           -------
Total from Investment
  Operations                             0.05              0.98            0.34              0.02
                                      -------           -------         -------           -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                     (0.25)            (0.61)          (0.53)            (0.25)
                                      -------           -------         -------           -------
Net Asset Value per Share, End
  of Period                           $  9.49           $  9.69         $  9.32           $  9.51
                                      =======           =======         =======           =======
Total Return                             0.65% (4)        10.75%           3.71%             0.17% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                          $ 1,506           $ 3,944         $    80           $    83
Ratio of Expenses to Average
  Net Assets                             1.00% (2)(3)      1.00% (3)       1.13% (3)         1.00% (2)(3)
Ratio of Net Investment Income
  to Average Net Assets                  5.19% (2)         5.44%           5.90%             5.68% (2)
Portfolio Turnover Rate                 59.74% (4)        92.81%         107.59%           136.63% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.53% FOR THE SIX MONTHS ENDED APRIL 30, 2002, 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.20% TO 5.19%. PER SHARES AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FLEXIBLE INCOME FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                 DECEMBER 1, 2000
                                              SIX MONTHS          (COMMENCEMENT
                                                ENDED             OF OPERATIONS)
                                            APRIL 30, 2002           THROUGH
                                           (UNAUDITED) (5)       OCTOBER 31, 2001
                                          ------------------     ----------------
Net Asset Value per Share, Beginning of
  Period                                        $ 8.15               $ 10.00
                                                ------               -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                             0.26(6)               0.57(6)
Net Realized and Unrealized Gain (Loss)
  on Investments                                  0.21                 (1.94)
                                                ------               -------
Total from Investment Operations                  0.47                 (1.37)
                                                ------               -------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income         (0.32)                (0.48)
                                                ------               -------
Net Asset Value per Share, End of Period        $ 8.30               $  8.15
                                                ======               =======
Total Return                                      5.68% (4)           (13.87)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)        $1,821               $ 1,722
Ratio of Expenses to Average Net Assets           1.40% (2)(3)          1.39% (2)(3)
Ratio of Net Investment Income to
  Average Net Assets                              6.25% (2)             6.63% (2)
Portfolio Turnover Rate                          62.60% (4)            90.42% (1)

(1) FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAD VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF THE AVERAGE NET ASSETS, WOULD HAVE BEEN 7.22% FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND 5.94% FOR THE PERIOD DECEMBER 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 6.43% TO 6.25%. PER SHARES AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                 ENDED                                YEAR ENDED OCTOBER 31,
                             APRIL 30, 2002    --------------------------------------------------------------------
                            (UNAUDITED) (3)        2001          2000          1999          1998          1997
                           ------------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value per
  Share, Beginning of
  Period                        $   6.94         $   7.82      $   8.85      $   9.20      $  10.11      $   9.77
                                --------         --------      --------      --------      --------      --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income               0.33(4)          0.74(4)       0.84(4)       0.80(4)       0.88(4)       0.91(4)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                    0.22            (0.83)        (0.97)        (0.37)        (0.74)         0.34
                                --------         --------      --------      --------      --------      --------
Total from Investment
  Operations                        0.55            (0.09)        (0.13)         0.43          0.14          1.25
                                --------         --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                (0.35)           (0.79)        (0.90)        (0.78)        (0.90)        (0.91)
Distributions from Net
  Realized Gain                       --               --            --            --         (0.15)           --
                                --------         --------      --------      --------      --------      --------
Total Distributions                (0.35)           (0.79)        (0.90)        (0.78)        (1.05)        (0.91)
                                --------         --------      --------      --------      --------      --------
Net Asset Value per
  Share, End of Period          $   7.14         $   6.94      $   7.82      $   8.85      $   9.20      $  10.11
                                ========         ========      ========      ========      ========      ========
Total Return                        8.09% (2)       (1.39)%       (1.77)%        4.60%         1.18%        13.26%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                $298,287         $246,623      $195,986      $188,098      $165,702      $208,761
Ratio of Expenses to
  Average Net Assets                0.89% (1)        0.91%         0.91%         0.90%         0.85%         0.83%
Ratio of Net Investment
  Income to Average Net
  Assets                            9.41% (1)        9.93%         9.80%         8.60%         8.89%         9.10%
Portfolio Turnover Rate            31.36% (2)       78.35%        64.29%       128.15%        92.24%       109.45%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.30% TO 9.41%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO HIGH YIELD BOND FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                                                              MARCH 1, 1999
                                                                                              (COMMENCEMENT
                                  SIX MONTHS                                                  OF OFFERING OF
                                     ENDED                 YEAR ENDED OCTOBER 31,            N CLASS SHARES)
                                APRIL 30, 2002         ------------------------------            THROUGH
                                (UNAUDITED) (5)           2001               2000            OCTOBER 31, 1999
                                ---------------        -----------        -----------        ----------------
Net Asset Value per Share,
  Beginning of Period                $  7.01             $  7.90            $  8.91              $  9.39
                                     -------             -------            -------              -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                   0.32(6)             0.72(6)            0.78(6)              0.55(6)
Net Realized and Unrealized
  Gain (Loss) on Investments            0.22               (0.82)             (0.93)               (0.57)
                                     -------             -------            -------              -------
Total from Investment
  Operations                            0.54               (0.10)             (0.15)               (0.02)
                                     -------             -------            -------              -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                    (0.35)              (0.79)             (0.86)               (0.46)
                                     -------             -------            -------              -------
Net Asset Value per Share, End
  of Period                          $  7.20             $  7.01            $  7.90              $  8.91
                                     =======             =======            =======              =======
Total Return                            7.86% (4)          (1.51)%            (1.86)%              (0.24)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                         $10,209             $ 8,546            $   316              $   189
Ratio of Expenses to Average
  Net Assets                            1.30% (2)(3)        1.30%(3)           1.27%(3)             1.30% (2)(3)
Ratio of Net Investment Income
  to Average Net Assets                 9.00% (2)           9.88%              8.91%                8.78% (2)
Portfolio Turnover Rate                31.36% (4)          78.35%             64.29%              128.15% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.58% FOR THE SIX MONTHS ENDED APRIL 30, 2002, 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED APRIL 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.89% TO 9.00%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                                ENDED                                 YEAR ENDED OCTOBER 31,
                           APRIL 30, 2002      ---------------------------------------------------------------------
                             (UNAUDITED)          2001           2000           1999           1998          1997
                           ---------------     -----------    -----------    -----------    ----------    ----------
Net Asset Value per
  Share, Beginning of
  Period                       $  9.83           $  9.60        $  9.59        $  9.60       $  9.70       $  9.67
                               -------           -------        -------        -------       -------       -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income             0.22(4)           0.59(4)        0.60(4)        0.59(4)       0.35(4)       0.58(4)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.13)             0.18          (0.02)         (0.09)         0.10          0.05
                               -------           -------        -------        -------       -------       -------
Total from Investment
  Operations                      0.09              0.77           0.58           0.50          0.45          0.63
                               -------           -------        -------        -------       -------       -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income              (0.23)            (0.54)         (0.57)         (0.51)        (0.11)        (0.60)
Distributions from
  Paid-in-Capital                   --                --             --             --         (0.44)           --
                               -------           -------        -------        -------       -------       -------
Total Distributions              (0.23)            (0.54)         (0.57)         (0.51)        (0.55)        (0.60)
                               -------           -------        -------        -------       -------       -------
Net Asset Value per
  Share, End of Period         $  9.69           $  9.83        $  9.60        $  9.59       $  9.60       $  9.70
                               =======           =======        =======        =======       =======       =======
Total Return                      0.91% (3)         8.16%          6.21%          5.36%         4.73%         6.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $ 8,970           $54,351        $60,925        $53,496       $43,639       $53,307
Ratio of Expenses to
  Average Net Assets              0.92% (1)(2)      0.64%(2)       0.62%(2)       0.75%(2)      0.83%         0.77%
Ratio of Net Investment
  Income to Average Net
  Assets                          4.59% (1)         6.01%          6.26%          6.10%         3.61%         6.00%
Portfolio Turnover Rate          17.20% (3)        37.69%         27.97%         53.48%        68.40%       109.91%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 1.07% FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND 0.79%, 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2001, 2000 AND 1999,
     RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
                                                                          [ICON]
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                         YEAR ENDED OCTOBER 31,
                           APRIL 30, 2002  -----------------------------------------------------------
                            (UNAUDITED)       2001        2000        1999        1998         1997
                           --------------  ----------  ----------  ----------  -----------  ----------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.81       $  9.07     $  8.96     $  9.76     $   9.91     $  9.56
                              -------       -------     -------     -------     --------     -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income            0.37(3)       0.60(3)     0.59(3)     0.62(3)      0.84(3)     0.75(3)
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.08)         0.71        0.12       (0.60)       (0.07)       0.32
                              -------       -------     -------     -------     --------     -------
Total from Investment
  Operations                     0.29          1.31        0.71        0.02         0.77        1.07
                              -------       -------     -------     -------     --------     -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.37)        (0.57)      (0.60)      (0.82)       (0.87)      (0.72)
Distributions from Net
  Realized Gain                    --            --          --          --        (0.05)         --
                              -------       -------     -------     -------     --------     -------
Total Distributions             (0.37)        (0.57)      (0.60)      (0.82)       (0.92)      (0.72)
                              -------       -------     -------     -------     --------     -------
Net Asset Value per
  Share, End of Period        $  9.73       $  9.81     $  9.07     $  8.96     $   9.76     $  9.91
                              =======       =======     =======     =======     ========     =======
Total Return                     2.98% (2)    14.78%       8.32%       0.20%        8.20%      11.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $85,691       $89,096     $71,115     $90,275     $101,501     $81,442
Ratio of Expenses to
  Average Net Assets             0.71% (1)     0.74%       0.77%       0.69%        0.70%       0.67%
Ratio of Net Investment
  Income to Average Net
  Assets                         7.66% (1)     6.31%       6.63%       6.62%        8.52%       7.77%
Portfolio Turnover Rate          0.00% (2)    11.26%       8.44%      28.07%       27.95%      16.01%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3)  COMPUTED USING AVERAGE SHARES OUSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO TOTAL RETURN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

N CLASS
FINANCIAL HIGHLIGHTS

                                                                                     MARCH 1, 1999
                                                                                     (COMMENCEMENT
                                    SIX MONTHS                YEAR ENDED             OF OFFERING OF
                                       ENDED                 OCTOBER 31,            N CLASS SHARES)
                                  APRIL 30, 2002      --------------------------        THROUGH
                                    (UNAUDITED)          2001           2000        OCTOBER 31, 1999
                                  ---------------     -----------    -----------    ----------------
Net Asset Value per Share,
  Beginning of Period                 $ 10.06           $  9.33        $  9.23           $  9.40
                                      -------           -------        -------           -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Income                    0.42(5)           0.60(5)        0.58(5)           0.43(5)
Net Realized and Unrealized
  Gain (Loss) on Investments            (0.12)             0.71           0.12             (0.49)
                                      -------           -------        -------           -------
Total from Investment
  Operations                             0.30              1.31           0.70             (0.06)
                                      -------           -------        -------           -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                     (0.37)            (0.58)         (0.60)            (0.11)
                                      -------           -------        -------           -------
Net Asset Value per Share, End
  of Period                           $  9.99           $ 10.06        $  9.33           $  9.23
                                      =======           =======        =======           =======
Total Return                             3.01% (4)        14.45%          8.09%            (0.69)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in
  thousands)                          $ 1,267           $   568        $    49           $    37
Ratio of Expenses to Average
  Net Assets                             1.00% (2)(3)      1.01%(3)       1.02%(3)          1.02% (2)(3)
Ratio of Net Investment Income
  to Average Net Assets                  8.58% (2)         6.08%          6.38%             7.00% (2)
Portfolio Turnover Rate                  0.00% (4)        11.26%          8.44%            28.07% (1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR HAS VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL ORDINARY OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 IN THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 7.29% FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND 13.28% AND 89.63% FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000, RESPECTIVELY, AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF ADVISORY CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2002, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS
APRIL 30, 2002


SHAREHOLDER INFORMATION


DIRECTORS AND OFFICERS

MARC I. STERN
Director and Chairman of the Board

JOHN C. ARGUE
Director

NORMAN BARKER, JR.
Director

RICHARD W. CALL
Director

MATTHEW K. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

ALVIN R. ALBE, JR.
President

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer

GEORGE WINN
Assistant Treasurer

INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071




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